UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23148

Guardian Variable Products Trust

(Exact name of registrant as specified in charter)

7 Hanover Square New York, N.Y. 10004

(Address of principal executive offices) (Zip code)

Douglas Dubitsky

7 Hanover Square New York, N.Y. 10004

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-598-8000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Guardian Variable

Products Trust

2017

Semiannual Report

All Data as of June 30, 2017

Guardian Large Cap Fundamental Growth VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2017. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $16,334,479

Sector Allocation[1] As of June 30, 2017

Top Ten Holdings[2] As of June 30, 2017

Holding	% of Total Net Assets
Amazon.com, Inc.	4.92%
Celgene Corp.	3.48%
Microsoft Corp.	3.47%
Alphabet, Inc., Class C	3.17%
Visa, Inc., Class A	3.11%
Comcast Corp., Class A	2.91%
UnitedHealth Group, Inc.	2.78%
The Home Depot, Inc.	2.65%
Facebook, Inc., Class A	2.61%
Adobe Systems, Inc.	2.37%
Total	31.47%

1	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including, as applicable, investment advisory fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17-6/30/17	Expense Ratio During Period 1/1/17-6/30/17
Based on Actual Return	$1,000.00	$1,111.90	$5.24	1.00%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,019.84	$5.01	1.00%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

June 30, 2017 (unaudited)	Shares	Value
Common Stocks – 97.5%
Aerospace & Defense – 2.0%
Rockwell Collins, Inc.	3,090	$324,697

		324,697
Air Freight & Logistics – 2.0%
United Parcel Service, Inc., Class B	2,900	320,711

		320,711
Beverages – 3.8%
Anheuser-Busch InBev S.A., ADR	2,590	285,832
The Coca-Cola Co.	7,570	339,515

		625,347
Biotechnology – 9.2%
Alexion Pharmaceuticals, Inc.(1)	2,270	276,191
Biogen, Inc.(1)	1,310	355,482
Celgene Corp.(1)	4,370	567,532
Regeneron Pharmaceuticals, Inc.(1)	610	299,595

		1,498,800
Capital Markets – 5.8%
BlackRock, Inc.	900	380,169
Nasdaq, Inc.	3,660	261,654
The Charles Schwab Corp.	7,020	301,579

		943,402
Chemicals – 4.2%
Ecolab, Inc.	2,510	333,203
Monsanto Co.	2,940	347,978

		681,181
Communications Equipment – 1.6%
Palo Alto Networks, Inc.(1)	2,010	268,958

		268,958
Consumer Finance – 1.7%
American Express Co.	3,250	273,780

		273,780
Energy Equipment & Services – 2.3%
Schlumberger Ltd.	5,660	372,654

		372,654
Food & Staples Retailing – 2.0%
CVS Health Corp.	3,990	321,035

		321,035
Health Care Equipment & Supplies – 1.7%
DENTSPLY SIRONA, Inc.	4,332	280,887

		280,887
Health Care Providers & Services – 2.8%
UnitedHealth Group, Inc.	2,450	454,279

		454,279
Hotels, Restaurants & Leisure – 2.7%
Chipotle Mexican Grill, Inc.(1)	390	162,279
Yum China Holdings, Inc.(1)	7,020	276,799

		439,078

June 30, 2017 (unaudited)	Shares	Value
Industrial Conglomerates – 1.8%
Honeywell International, Inc.	2,190	$291,905

		291,905
Internet & Direct Marketing Retail – 4.9%
Amazon.com, Inc.(1)	830	803,440

		803,440
Internet Software & Services – 11.2%
Akamai Technologies, Inc.(1)	6,920	344,685
Alphabet, Inc., Class A(1)	410	381,169
Alphabet, Inc., Class C(1)	570	517,976
eBay, Inc.(1)	4,480	156,442
Facebook, Inc., Class A(1)	2,820	425,763

		1,826,035
IT Services – 4.9%
PayPal Holdings, Inc.(1)	5,490	294,648
Visa, Inc., Class A	5,410	507,350

		801,998
Life Sciences Tools & Services – 2.0%
Thermo Fisher Scientific, Inc.	1,890	329,748

		329,748
Media – 6.6%
Comcast Corp., Class A	12,230	475,992
The Walt Disney Co.	3,480	369,750
Twenty-First Century Fox, Inc., Class A	8,160	231,254

		1,076,996
Oil, Gas & Consumable Fuels – 1.4%
Pioneer Natural Resources Co.	1,450	231,391

		231,391
Pharmaceuticals – 3.8%
Johnson & Johnson	2,170	287,069
Zoetis, Inc.	5,510	343,714

		630,783
Semiconductors & Semiconductor Equipment – 3.1%
Texas Instruments, Inc.	3,280	252,331
Xilinx, Inc.	3,870	248,918

		501,249
Software – 10.2%
Adobe Systems, Inc.(1)	2,740	387,546
Microsoft Corp.	8,230	567,294
Red Hat, Inc.(1)	3,560	340,870
Splunk, Inc.(1)	2,620	149,052
VMware, Inc., Class A(1)	2,580	225,569

		1,670,331
Specialty Retail – 2.6%
The Home Depot, Inc.	2,820	432,588

		432,588
Technology Hardware, Storage & Peripherals – 1.9%
Apple, Inc.	2,130	306,763

		306,763

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

June 30, 2017 (unaudited)	Shares	Value
Trading Companies & Distributors – 1.3%
WW Grainger, Inc.	1,210	$218,441

		218,441
Total Common Stocks (Cost $14,446,898)		15,926,477

	Principal Amount	Value
Short–Term Investment – 2.5%
Repurchase Agreements – 2.5%

Fixed Income Clearing Corp., 0.12%, dated 6/30/2017, proceeds at maturity value of $416,004, due 7/3/2017(2)	$416,000	416,000
Total Repurchase Agreements (Cost $416,000)		416,000
Total Investments – 100.0% (Cost $14,862,898)		16,342,477
Liabilities in excess of other assets – 0.0%		(7,998)
Total Net Assets – 100.0%		$16,334,479

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.125%	8/31/2021	$435,000	$425,727

Legend:

ADR — American Depositary Receipt

The following is a summary of the inputs used as of June 30, 2017, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$15,926,477	$—	$—	$15,926,477
Repurchase Agreements	—	416,000	—	416,000
Total	$15,926,477	$416,000	$—	$16,342,477

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Statement of Assets and Liabilities As of June 30, 2017 (unaudited)
Assets
Investments, at value	$16,342,477
Cash	188
Receivable for investments sold	131,015
Reimbursement receivable from adviser	11,517
Dividends/interest receivable	9,724
Foreign tax reclaims receivable	232
Prepaid expenses	1,401

Total Assets	16,496,554

Liabilities
Payable for investments purchased	105,541
Payable for fund shares redeemed	24,358
Accrued audit fees	14,803
Investment advisory fees payable	8,361
Distribution fees payable	3,372
Accrued trustees’ fees	2,239
Accrued expenses and other liabilities	3,401

Total Liabilities	162,075

Total Net Assets	$16,334,479

Net Assets Consist of:
Paid-in capital	$14,803,700
Accumulated net investment income/(loss)	13,762
Accumulated net realized gain/(loss) from investments	37,438
Net unrealized appreciation/(depreciation) on investments	1,479,579

Total Net Assets	$16,334,479

Investments, at Cost	$14,862,898

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	1,441,981
Net Asset Value Per Share	$11.33

Statement of Operations For the Six Months Ended June 30, 2017 (unaudited)
Investment Income
Dividends	$79,461
Interest	178
Withholding taxes on foreign dividends	(797)

Total Investment Income	78,842

Expenses
Investment advisory fees	43,985
Trustees’ fees	23,316
Professional fees	19,050
Distribution fees	17,736
Custodian and accounting fees	14,397
Transfer agent fees	4,065
Shareholder reports	3,162
Administrative fees	710
Other expenses	5,139

Total Expenses	131,560

Less: Fees waived	(60,617)

Total Expenses, Net	70,943

Net Investment Income/(Loss)	7,899

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments
Net realized gain/(loss) from investments	39,665
Net change in unrealized appreciation/(depreciation) on investments	1,357,778

Net Gain on Investments	1,397,443

Net Increase in Net Assets Resulting From Operations	$1,405,342

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/17	For the Period Ended 12/31/16[1]

Operations
Net investment income/(loss)	$7,899	$5,863
Net realized gain/(loss) from investments	39,665	(2,227)
Net change in unrealized appreciation/(depreciation) on investments	1,357,778	121,801

Net Increase in Net Assets Resulting from Operations	1,405,342	125,437

Capital Share Transactions
Proceeds from sales of shares	5,410,357	9,652,826
Cost of shares redeemed	(259,483)	—

Net Increase in Net Assets Resulting from Capital Share Transactions	5,150,874	9,652,826

Net Increase in Net Assets	6,556,216	9,778,263

Net Assets
Beginning of period	9,778,263	—

End of period	$16,334,479	$9,778,263

Accumulated Net Investment Income Included in Net Assets	$13,762	$5,863

Other Information:
Shares
Sold	505,320	959,939
Redeemed	(23,278)	—

Net Increase	482,042	959,939

[1]	Commenced operations on September 1, 2016.

6	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

7

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income[2]	Net Realized and Unrealized Gain	Total Operations	Net Asset Value, End of Period	Total Return[3,4]
Six Months Ended 6/30/17	$10.19	$0.01	$1.13	$1.14	$11.33	11.19%
Period Ended 12/31/16[1]	10.00	0.01	0.18	0.19	10.19	1.90%

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[3,5]	Gross Ratio of Expenses to Average Net Assets[3]	Net Ratio of Net Investment Income to Average Net Assets[3,5]	Gross Ratio of Net Investment Loss to Average Net Assets[3]	Portfolio Turnover Rate[3]
$16,334	1.00%	1.85%	0.11%	(0.74)%	8%
9,778	1.00%	3.08%	0.26%	(1.82)%	4%

[1]	Commenced operations on September 1, 2016.

[2]	Calculated based on the average shares outstanding during the period.

[3]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

[4]	Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.‘s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

[5]	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

June 30, 2017 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers eleven funds. Guardian Large Cap Fundamental Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for the other remaining series of the Trust are presented in separate reports.

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5b). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs including but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended June 30, 2017, there were no transfers among any levels.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2017 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2017, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the period ended June 30, 2017, the Fund did not hold any derivatives.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than class-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Distributions to Shareholders During the period ended June 30, 2017, the Fund elected to be treated as a disregarded entity (“DRE”) for U.S. federal income tax purposes. The Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund in accordance with the current dividend and distribution policy (see Note 4).

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.62% up to $100 million, 0.57% up to $300 million, 0.52% up to $500 million, and 0.50% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2018 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.00% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to the Park Avenue’s recoupment rights. For the period ended June 30, 2017, Park Avenue waived fees and/or paid Fund expenses in the amount of $60,617.

Park Avenue is entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. The amount available for potential future recapture by Park Avenue from the Fund under the Expense Limitation Agreement for the period ended June 30, 2017 is $120,496.

Park Avenue has entered into a Sub-Advisory Agreement with ClearBridge Investments LLC (“ClearBridge”). ClearBridge is responsible for providing day-to-day investment advisory services to the Fund, subject to the oversight of the Board of Trustees and Park Avenue. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund for acting as such. Trustees of the Trust who are not interested persons of the Trust receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the period ended June 30, 2017, the Fund paid distribution fees in the amount of $17,736 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders During the period ended June 30, 2017, the Fund elected to be treated as a DRE for U.S. federal income tax purposes. As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $6,176,867 and $1,060,639, respectively, for the period ended June 30, 2017. During the period ended June 30, 2017, there were no purchases or sales of U.S. government securities.

b. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Risk and Concentrations

Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

As of June 30, 2017, GIAC owns shares representing 100% of the Fund’s net assets.

7. Temporary Borrowings

Effective December 13, 2016, the Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.35% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 12, 2017. The Fund did not utilize the credit facility during the period ended June 30, 2017.

8. Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Fund’s financial statements and determined that no material events have occurred that require disclosure.

9. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

14

SUPPLEMENTAL INFORMATION (UNAUDITED)

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or 1-800-221-3253.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or 1-800-221-3253; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

15

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10004-4025

PUB8175

Guardian Variable

Products Trust

2017

Semiannual Report

All Data as of June 30, 2017

Guardian Large Cap Disciplined Growth VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2017. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $ 13,052,977

Sector Allocation[1] As of June 30, 2017

Top Ten Holdings[2] As of June 30, 2017

Holding	% of Total Net Assets
Apple, Inc.	6.65%
Facebook, Inc., Class A	3.71%
Amazon.com, Inc.	3.71%
Alphabet, Inc., Class A	3.53%
Comcast Corp., Class A	2.57%
Microsoft Corp.	2.52%
MasterCard, Inc., Class A	2.47%
UnitedHealth Group, Inc.	2.19%
Altria Group, Inc.	1.94%
Alphabet, Inc., Class C	1.93%
Total	31.22%

1	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including, as applicable, investment advisory fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17-6/30/17	Expense Ratio During Period 1/1/17-6/30/17
Based on Actual Return	$1,000.00	$1,144.20	$5.32	1.00%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,019.84	$5.01	1.00%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

June 30, 2017 (unaudited)	Shares	Value
Common Stocks – 98.4%
Aerospace & Defense – 2.3%
General Dynamics Corp.	443	$87,758
The Boeing Co.	1,070	211,593

		299,351
Banks – 1.2%
M&T Bank Corp.	509	82,432
SVB Financial Group(1)	444	78,051

		160,483
Beverages – 1.2%
Monster Beverage Corp.(1)	3,203	159,125

		159,125
Biotechnology – 2.4%
Biogen, Inc.(1)	360	97,690
Incyte Corp.(1)	707	89,018
Regeneron Pharmaceuticals, Inc.(1)	249	122,294

		309,002
Building Products – 0.9%
Fortune Brands Home & Security, Inc.	1,782	116,258

		116,258
Capital Markets – 1.7%
BlackRock, Inc.	217	91,663
Intercontinental Exchange, Inc.	1,938	127,753

		219,416
Chemicals – 1.8%
PPG Industries, Inc.	1,420	156,143
The Sherwin-Williams Co.	212	74,404

		230,547
Consumer Finance – 0.9%
Capital One Financial Corp.	1,504	124,260

		124,260
Containers & Packaging – 1.0%
Crown Holdings, Inc.(1)	2,188	130,536

		130,536
Electrical Equipment – 1.6%
AMETEK, Inc.	1,924	116,537
Eaton Corp. PLC	1,153	89,738

		206,275
Energy Equipment & Services – 0.5%
Baker Hughes, Inc.	1,198	65,303

		65,303
Food & Staples Retailing – 2.3%
Costco Wholesale Corp.	1,252	200,232
Walgreens Boots Alliance, Inc.	1,224	95,852

		296,084
Food Products – 0.5%
Mondelez International, Inc., Class A	1,417	61,200

		61,200
Health Care Equipment & Supplies – 3.5%
Baxter International, Inc.	1,705	103,221

June 30, 2017 (unaudited)	Shares	Value
Health Care Equipment & Supplies (continued)
Danaher Corp.	1,178	$99,411
Hologic, Inc.(1)	3,302	149,845
Medtronic PLC	1,256	111,470

		463,947
Health Care Providers & Services – 4.3%
Aetna, Inc.	922	139,987
HCA Healthcare, Inc.(1)	1,582	137,951
UnitedHealth Group, Inc.	1,541	285,732

		563,670
Hotels, Restaurants & Leisure – 2.5%
Hilton Worldwide Holdings, Inc.	1,928	119,247
Starbucks Corp.	3,465	202,044

		321,291
Household Durables – 1.2%
Mohawk Industries, Inc.(1)	630	152,265

		152,265
Household Products – 1.3%
Colgate-Palmolive Co.	2,212	163,976

		163,976
Insurance – 1.0%
The Allstate Corp.	1,445	127,796

		127,796
Internet & Direct Marketing Retail – 7.0%
Amazon.com, Inc.(1)	500	484,000
Netflix, Inc.(1)	1,191	177,947
The Priceline Group, Inc.(1)	133	248,779

		910,726
Internet Software & Services – 11.6%
Alphabet, Inc., Class A(1)	496	461,121
Alphabet, Inc., Class C(1)	277	251,718
eBay, Inc.(1)	4,794	167,406
Facebook, Inc., Class A(1)	3,208	484,344
GoDaddy, Inc., Class A(1)	3,566	151,270

		1,515,859
IT Services – 5.9%
Accenture PLC, Class A	1,031	127,514
Global Payments, Inc.	1,523	137,557
MasterCard, Inc., Class A	2,657	322,693
PayPal Holdings, Inc.(1)	3,288	176,467

		764,231
Life Sciences Tools & Services – 1.4%
Thermo Fisher Scientific, Inc.	1,059	184,764

		184,764
Machinery – 3.4%
Illinois Tool Works, Inc.	818	117,179
Nordson Corp.	728	88,321
Snap-on, Inc.	809	127,822
The Middleby Corp.(1)	910	110,574

		443,896

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

June 30, 2017 (unaudited)	Shares	Value
Media – 2.6%
Comcast Corp., Class A	8,608	$335,023

		335,023
Multiline Retail – 0.8%
Dollar Tree, Inc.(1)	1,586	110,893

		110,893
Personal Products – 1.5%
The Estee Lauder Cos., Inc., Class A	1,987	190,712

		190,712
Pharmaceuticals – 4.0%
Allergan PLC	853	207,356
Bristol-Myers Squibb Co.	3,661	203,991
Eli Lilly & Co.	1,314	108,142

		519,489
Professional Services – 1.5%
Equifax, Inc.	750	103,065
IHS Markit Ltd.(1)	2,082	91,691

		194,756
Road & Rail – 0.7%
JB Hunt Transport Services, Inc.	1,075	98,233

		98,233
Semiconductors & Semiconductor Equipment – 3.2%
Analog Devices, Inc.	1,350	105,030
Broadcom Ltd.	1,023	238,410
QUALCOMM, Inc.	1,253	69,191

		412,631
Software – 8.2%
Adobe Systems, Inc.(1)	1,658	234,508
Electronic Arts, Inc.(1)	1,362	143,991
Microsoft Corp.	4,765	328,451
salesforce.com, Inc.(1)	1,849	160,123
ServiceNow, Inc.(1)	976	103,456
Workday, Inc., Class A(1)	1,082	104,954

		1,075,483
Specialty Retail – 3.0%
Advance Auto Parts, Inc.	931	108,545
Lowe’s Cos., Inc.	1,358	105,286
The TJX Cos., Inc.	2,493	179,920

		393,751

June 30, 2017 (unaudited)	Shares	Value
Technology Hardware, Storage & Peripherals – 6.6%
Apple, Inc.	6,025	$867,720

		867,720
Textiles, Apparel & Luxury Goods – 3.0%
NIKE, Inc., Class B	4,172	246,148
VF Corp.	2,563	147,629

		393,777
Tobacco – 1.9%
Altria Group, Inc.	3,408	253,794

		253,794
Total Common Stocks (Cost $11,509,307)		12,836,523
Exchange–Traded Funds – 1.0%
iShares Russell 1000 Growth ETF	1,090	129,732
Total Exchange–Traded Funds (Cost $130,852)		129,732

	Principal Amount	Value
Short–Term Investment – 1.2%
Repurchase Agreements – 1.2%

Fixed Income Clearing Corp., 0.12%, dated 6/30/2017, proceeds at maturity value of $162,002, due 7/3/2017(2)	$162,000	162,000
Total Repurchase Agreements (Cost $162,000)		162,000
Total Investments – 100.6% (Cost $11,802,159)		13,128,255
Liabilities in excess of other assets – (0.6)%		(75,278)
Total Net Assets – 100.0%		$13,052,977

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.125%	8/31/2021	$170,000	$166,376

The following is a summary of the inputs used as of June 30, 2017, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$12,836,523	$—	$—	$12,836,523
Exchange–Traded Funds	129,732	—	—	129,732
Repurchase Agreements	—	162,000	—	162,000
Total	$12,966,255	$162,000	$—	$13,128,255

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Statement of Assets and Liabilities As of June 30, 2017 (unaudited)
Assets
Investments, at value	$13,128,255
Cash	662
Reimbursement receivable from adviser	10,325
Dividends/interest receivable	6,157
Prepaid expenses	1,400

Total Assets	13,146,799

Liabilities
Payable for investments purchased	46,192
Payable for fund shares redeemed	17,289
Accrued audit fees	14,803
Investment advisory fees payable	6,730
Accrued transfer agent fees	5,346
Distribution fees payable	2,714
Accrued trustees’ fees	723
Accrued expenses and other liabilities	25

Total Liabilities	93,822

Total Net Assets	$13,052,977

Net Assets Consist of:
Paid-in capital	$11,696,267
Accumulated net investment income/(loss)	21,091
Accumulated net realized gain/(loss) from investments	9,523
Net unrealized appreciation/(depreciation) on investments	1,326,096

Total Net Assets	$13,052,977

Investments, at Cost	$11,802,159

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	1,158,705
Net Asset Value Per Share	$11.27

Statement of Operations For the Six Months Ended June 30, 2017 (unaudited)
Investment Income
Dividends	$70,772
Interest	75

Total Investment Income	70,847

Expenses
Investment advisory fees	35,742
Trustees’ fees	19,722
Professional fees	18,605
Distribution fees	14,412
Custodian and accounting fees	12,391
Transfer agent fees	3,990
Shareholder reports	3,893
Administrative fees	577
Other expenses	4,965

Total Expenses	114,297

Less: Fees waived	(56,649)

Total Expenses, Net	57,648

Net Investment Income/(Loss)	13,199

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments
Net realized gain/(loss) from investments	71,460
Net change in unrealized appreciation/(depreciation) on investments	1,348,734

Net Gain on Investments	1,420,194

Net Increase in Net Assets Resulting From Operations	$1,433,393

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/17	For the Period Ended 12/31/16[1]

Operations
Net investment income/(loss)	$13,199	$7,892
Net realized gain/(loss) from investments	71,460	(61,937)
Net change in unrealized appreciation/(depreciation) on investments	1,348,734	(22,638)

Net Increase/(Decrease) in Net Assets Resulting from Operations	1,433,393	(76,683)

Capital Share Transactions
Proceeds from sales of shares	3,818,163	8,241,924
Cost of shares redeemed	(363,820)	—

Net Increase in Net Assets Resulting from Capital Share Transactions	3,454,343	8,241,924

Net Increase in Net Assets	4,887,736	8,165,241

Net Assets
Beginning of period	8,165,241	—

End of period	$13,052,977	$8,165,241

Accumulated Net Investment Income Included in Net Assets	$21,091	$7,892

Other Information:
Shares
Sold	362,312	829,073
Redeemed	(32,680)	—

Net Increase	329,632	829,073

[1]	Commenced operations on September 1, 2016.

6	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

7

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income[2]	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return[3,4]
Six Months Ended 6/30/17	$9.85	$0.01	$1.41	$1.42	$11.27	14.42%
Period Ended 12/31/16[1]	10.00	0.01	(0.16)	(0.15)	9.85	(1.50)%

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[3,5]	Gross Ratio of Expenses to Average Net Assets[3]	Net Ratio of Net Investment Income to Average Net Assets[3,5]	Gross Ratio of Net Investment Loss to Average Net Assets[3]	Portfolio Turnover Rate[3]
$13,053	1.00%	1.98%	0.23%	(0.75)%	30%
8,165	1.00%	3.16%	0.39%	(1.77)%	42%

[1]	Commenced operations on September 1, 2016.

[2]	Calculated based on the average shares outstanding during the period.

[3]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

[4]	Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.‘s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

[5]	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

June 30, 2017 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers eleven funds. Guardian Large Cap Disciplined Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for the other remaining series of the Trust are presented in separate reports.

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to maximize long-term growth.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5b). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs including but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended June 30, 2017, there were no transfers among any levels.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2017 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2017, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the period ended June 30, 2017, the Fund did not hold any derivatives.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than class-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Distributions to Shareholders During the period ended June 30, 2017, the Fund elected to be treated as a disregarded entity (“DRE”) for U.S. federal income tax purposes. The Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund in accordance with the current dividend and distribution policy (see Note 4).

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.62% up to $100 million, 0.57% up to $300 million, 0.52% up to $500 million, and 0.50% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2018 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.00% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to the Park Avenue’s recoupment rights. For the period ended June 30, 2017, Park Avenue waived fees and/or paid Fund expenses in the amount of $56,649.

Park Avenue is entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. The amount available for potential future recapture by Park Avenue from the Fund under the Expense Limitation Agreement for the period ended June 30, 2017 is $113,819.

Park Avenue has entered into a Sub-Advisory Agreement with Wellington Management Company LLP (“Wellington”). Wellington is responsible for providing day-to-day investment advisory services to the Fund, subject to the oversight of the Board of Trustees and Park Avenue. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund for acting as such. Trustees of the Trust who are not interested persons of the Trust receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the period ended June 30, 2017, the Fund paid distribution fees in the amount of $14,412 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders During the period ended June 30, 2017, the Fund elected to be treated as a DRE for U.S. federal income tax purposes. As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $6,975,279 and $3,454,280, respectively, for the period ended June 30, 2017. During the period ended June 30, 2017, there were no purchases or sales of U.S. government securities.

b. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Risk and Concentrations

Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

As of June 30, 2017, GIAC owns shares representing 100% of the Fund’s net assets.

7. Temporary Borrowings

Effective December 13, 2016, the Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.35% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 12, 2017. The Fund did not utilize the credit facility during the period ended June 30, 2017.

8. Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Fund’s financial statements and determined that no material events have occurred that require disclosure.

9. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

14

SUPPLEMENTAL INFORMATION (UNAUDITED)

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or 1-800-221-3253.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or 1-800-221-3253; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

15

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10004-4025

PUB8173

Guardian Variable

Products Trust

2017

Semiannual Report

All Data as of June 30, 2017

Guardian Integrated Research VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2017. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN INTEGRATED RESEARCH VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $21,690,071

Sector Allocation[1] As of June 30, 2017

Top Ten Holdings[2] As of June 30, 2017

Holding	% of Total Net Assets
Amazon.com, Inc.	2.97%
Bank of America Corp.	2.76%
Apple, Inc.	2.75%
Citigroup, Inc.	2.26%
Cisco Systems, Inc.	2.21%
Facebook, Inc., Class A	2.04%
The Procter & Gamble Co.	2.03%
Celgene Corp.	1.98%
Philip Morris International, Inc.	1.92%
Medtronic PLC	1.88%
Total	22.80%

1	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including, as applicable, investment advisory fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17-6/30/17	Expense Ratio During Period 1/1/17-6/30/17
Based on Actual Return	$1,000.00	$1,084.00	$4.96	0.96%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.03	$4.81	0.96%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

June 30, 2017 (unaudited)	Shares	Value
Common Stocks – 99.3%
Aerospace & Defense – 3.4%
Northrop Grumman Corp.	1,294	$332,183
Textron, Inc.	2,063	97,167
United Technologies Corp.	2,552	311,625

		740,975
Airlines – 0.7%
United Continental Holdings, Inc.(1)	2,018	151,855

		151,855
Banks – 7.6%
Bank of America Corp.	24,673	598,567
Citigroup, Inc.	7,326	489,963
JPMorgan Chase & Co.	3,793	346,680
Wells Fargo & Co.	3,869	214,381

		1,649,591
Biotechnology – 4.1%
Biogen, Inc.(1)	1,065	288,998
Celgene Corp.(1)	3,310	429,870
Gilead Sciences, Inc.	2,430	171,995

		890,863
Building Products – 0.8%
Owens Corning	2,585	172,988

		172,988
Capital Markets – 0.5%
The Goldman Sachs Group, Inc.	453	100,521

		100,521
Chemicals – 2.9%
Air Products & Chemicals, Inc.	1,734	248,066
Monsanto Co.	1,528	180,854
The Sherwin-Williams Co.	574	201,451

		630,371
Communications Equipment – 2.2%
Cisco Systems, Inc.	15,293	478,671

		478,671
Consumer Finance – 2.1%
Discover Financial Services	4,970	309,084
Synchrony Financial	4,953	147,699

		456,783
Diversified Financial Services – 0.5%
Berkshire Hathaway, Inc., Class B(1)	673	113,986

		113,986
Diversified Telecommunication Services – 1.5%
AT&T, Inc.	1,705	64,330
Verizon Communications, Inc.	5,831	260,412

		324,742
Electric Utilities – 3.2%
Exelon Corp.	9,308	335,740
NextEra Energy, Inc.	1,988	278,578
PPL Corp.	2,225	86,018

		700,336

June 30, 2017 (unaudited)	Shares	Value
Equity Real Estate Investment – 2.1%
Alexandria Real Estate Equities, Inc. REIT	1,098	$132,276
Mid-America Apartment Communities, Inc. REIT	1,525	160,705
Public Storage REIT	276	57,554
STORE Capital Corp. REIT	4,495	100,913

		451,448
Food & Staples Retailing – 2.5%
Costco Wholesale Corp.	424	67,810
CVS Health Corp.	3,667	295,047
Wal-Mart Stores, Inc.	2,295	173,686

		536,543
Food Products – 3.5%
Archer-Daniels-Midland Co.	6,251	258,666
Bunge Ltd.	1,640	122,344
Mondelez International, Inc., Class A	1,779	76,835
Tyson Foods, Inc., Class A	4,927	308,578

		766,423
Health Care Equipment & Supplies – 3.5%
Abbott Laboratories	5,692	276,688
Medtronic PLC	4,601	408,339
Stryker Corp.	468	64,949

		749,976
Health Care Providers & Services – 2.4%
HCA Healthcare, Inc.(1)	3,622	315,839
UnitedHealth Group, Inc.	1,141	211,564

		527,403
Hotels, Restaurants & Leisure – 1.8%
Domino’s Pizza, Inc.	1,224	258,913
Starbucks Corp.	2,113	123,209

		382,122
Household Products – 2.0%
The Procter & Gamble Co.	5,049	440,020

		440,020
Independent Power and Renewable Electricity Producers – 0.4%
AES Corp.	8,205	91,158

		91,158
Industrial Conglomerates – 0.4%
General Electric Co.	3,520	95,075

		95,075
Insurance – 5.3%
Chubb Ltd.	752	109,326
MetLife, Inc.	6,064	333,156
Prudential Financial, Inc.	3,173	343,128
The Allstate Corp.	1,169	103,386
Validus Holdings Ltd.	2,693	139,955
XL Group Ltd.	2,952	129,298

		1,158,249

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

June 30, 2017 (unaudited)	Shares	Value
Internet & Direct Marketing Retail – 3.8%
Amazon.com, Inc.(1)	666	$644,688
The Priceline Group, Inc.(1)	91	170,217

		814,905
Internet Software & Services – 4.3%
Alphabet, Inc., Class A(1)	326	303,076
Alphabet, Inc., Class C(1)	193	175,385
Facebook, Inc., Class A(1)	2,931	442,522

		920,983
IT Services – 3.8%
Accenture PLC, Class A	976	120,712
DXC Technology Co.	3,764	288,774
FleetCor Technologies, Inc.(1)	1,663	239,821
Global Payments, Inc.	1,042	94,113
International Business Machines Corp.	541	83,222

		826,642
Machinery – 1.2%
Illinois Tool Works, Inc.	1,191	170,611
Ingersoll-Rand PLC	859	78,504

		249,115
Media – 3.2%
Charter Communications, Inc., Class A(1)	958	322,702
Comcast Corp., Class A	9,271	360,828

		683,530
Oil, Gas & Consumable Fuels – 5.1%
Anadarko Petroleum Corp.	4,197	190,292
EOG Resources, Inc.	3,298	298,535
Exxon Mobil Corp.	1,701	137,322
Phillips 66	3,966	327,949
Valero Energy Corp.	2,229	150,368

		1,104,466
Personal Products – 0.6%
The Estee Lauder Cos., Inc., Class A	1,297	124,486

		124,486
Pharmaceuticals – 4.8%
Allergan PLC	694	168,705
Eli Lilly & Co.	4,822	396,851
Johnson & Johnson	2,949	390,123
Merck & Co., Inc.	1,381	88,508

		1,044,187
Road & Rail – 1.7%
Union Pacific Corp.	3,393	369,532

		369,532
Semiconductors & Semiconductor Equipment – 3.3%
Broadcom Ltd.	889	207,181
Intel Corp.	10,980	370,465
NVIDIA Corp.	946	136,754

		714,400

June 30, 2017 (unaudited)	Shares	Value
Software – 4.3%
Electronic Arts, Inc.(1)	2,338	$247,173
Intuit, Inc.	2,604	345,837
Microsoft Corp.	4,917	338,929

		931,939
Specialty Retail – 2.1%
Best Buy Co., Inc.	5,071	290,720
Ross Stores, Inc.	2,711	156,506

		447,226
Technology Hardware, Storage & Peripherals – 4.1%
Apple, Inc.	4,142	596,531
Hewlett Packard Enterprise Co.	13,298	220,614
NCR Corp.(1)	1,856	75,799

		892,944
Tobacco – 2.5%
Altria Group, Inc.	1,804	134,344
Philip Morris International, Inc.	3,536	415,303

		549,647
Trading Companies & Distributors – 1.1%
United Rentals, Inc.(1)	1,289	145,283
Univar, Inc.(1)	3,523	102,872

		248,155
Total Common Stocks (Cost $19,903,439)		21,532,256

	Principal Amount	Value
Short–Term Investment – 0.8%
Repurchase Agreements – 0.8%

Fixed Income Clearing Corp., 0.12%, dated 6/30/2017, proceeds at maturity value of $173,002, due 7/3/2017(2)	$173,000	173,000
Total Repurchase Agreements (Cost $173,000)		173,000
Total Investments – 100.1% (Cost $20,076,439)		21,705,256
Liabilities in excess of other assets – (0.1)%		(15,185)
Total Net Assets – 100.0%		$21,690,071

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.125%	8/31/2021	$185,000	$181,056

Legend:

REIT — Real Estate Investment Trust

4	The accompanying notes are an integral part of these financial statements.

GUARDIAN INTEGRATED RESEARCH VIP FUND

The following is a summary of the inputs used as of June 30, 2017, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$21,532,256	$—	$—	$21,532,256
Repurchase Agreements	—	173,000	—	173,000
Total	$21,532,256	$173,000	$—	$21,705,256

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

Statement of Assets and Liabilities As of June 30, 2017 (unaudited)
Assets
Investments, at value	$21,705,256
Cash	530
Dividends/interest receivable	18,090
Reimbursement receivable from adviser	17,881
Prepaid expenses	2,801

Total Assets	21,744,558

Liabilities
Payable for fund shares redeemed	24,343
Accrued audit fees	14,498
Investment advisory fees payable	9,824
Distribution fees payable	4,465
Accrued trustees’ fees	1,357

Total Liabilities	54,487

Total Net Assets	$21,690,071

Net Assets Consist of:
Paid-in capital	$19,935,003
Accumulated net investment income/(loss)	119,631
Accumulated net realized gain/(loss) from investments	6,620
Net unrealized appreciation/(depreciation) on investments	1,628,817

Total Net Assets	$21,690,071

Investments, at Cost	$20,076,439

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	1,953,596
Net Asset Value Per Share	$11.10

Statement of Operations For the Six Months Ended June 30, 2017 (unaudited)
Investment Income
Dividends	$177,027
Interest	101

Total Investment Income	177,128

Expenses
Investment advisory fees	53,415
Trustees’ fees	36,394
Custodian and accounting fees	24,288
Distribution fees	24,280
Professional fees	21,932
Insurance expense	7,696
Transfer agent fees	4,285
Shareholder reports	4,214
Administrative fees	971
Other expenses	2,088

Total Expenses	179,563

Less: Fees waived	(86,329)

Total Expenses, Net	93,234

Net Investment Income/(Loss)	83,894

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments
Net realized gain/(loss) from investments	7,397
Net change in unrealized appreciation/(depreciation) on investments	1,359,221

Net Gain on Investments	1,366,618

Net Increase in Net Assets Resulting From Operations	$1,450,512

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/17	For the Period Ended 12/31/16[1]

Operations
Net investment income/(loss)	$83,894	$35,737
Net realized gain/(loss) from investments	7,397	(777)
Net change in unrealized appreciation/(depreciation) on investments	1,359,221	269,596

Net Increase in Net Assets Resulting from Operations	1,450,512	304,556

Capital Share Transactions
Proceeds from sales of shares	5,421,257	14,610,681
Cost of shares redeemed	(96,935)	—

Net Increase in Net Assets Resulting from Capital Share Transactions	5,324,322	14,610,681

Net Increase in Net Assets	6,774,834	14,915,237

Net Assets
Beginning of period	14,915,237	—

End of period	$21,690,071	$14,915,237

Accumulated Net Investment Income Included in Net Assets	$119,631	$35,737

Other Information:
Shares
Sold	505,945	1,456,493
Redeemed	(8,842)	—

Net Increase	497,103	1,456,493

[1]	Commenced operations on September 1, 2016.

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income[2]	Net Realized and Unrealized Gain	Total Operations	Net Asset Value, End of Period	Total Return[3,4]
Six Months Ended 6/30/17	$10.24	$0.05	$0.81	$0.86	$11.10	8.40%
Period Ended 12/31/16[1]	10.00	0.03	0.21	0.24	10.24	2.40%

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[3,5]	Gross Ratio of Expenses to Average Net Assets[3]	Net Ratio of Net Investment Income to Average Net Assets[3,5]	Gross Ratio of Net Investment Loss to Average Net Assets[3]	Portfolio Turnover Rate[3]
$21,690	0.96%	1.85%	0.86%	(0.03)%	21%
14,915	0.96%	2.65%	0.92%	(0.77)%	15%

[1]	Commenced operations on September 1, 2016.

[2]	Calculated based on the average shares outstanding during the period.

[3]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

[4]	Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.‘s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

[5]	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

June 30, 2017 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers eleven funds. Guardian Integrated Research VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for the other remaining series of the Trust are presented in separate reports.

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5b). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs including but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended June 30, 2017, there were no transfers among any levels.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2017 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2017, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the period ended June 30, 2017, the Fund did not hold any derivatives.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than class-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Distributions to Shareholders During the period ended June 30, 2017, the Fund elected to be treated as a disregarded entity (“DRE”) for U.S. federal income tax purposes. The Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund in accordance with the current dividend and distribution policy (see Note 4).

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.55% up to $100 million, 0.50% up to $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2018 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.96% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

terminated only upon approval of the Board of Trustees, and is subject to the Park Avenue’s recoupment rights. For the period ended June 30, 2017, Park Avenue waived fees and/or paid Fund expenses in the amount of $86,329.

Park Avenue is entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. The amount available for potential future recapture by Park Avenue from the Fund under the Expense Limitation Agreement for the period ended June 30, 2017 is $165,599.

Park Avenue has entered into a Sub-Advisory Agreement with Massachusetts Financial Services Company (“MFS”). MFS is responsible for providing day-to-day investment advisory services to the Fund, subject to the oversight of the Board of Trustees and Park Avenue. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund for acting as such. Trustees of the Trust who are not interested persons of the Trust receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the period ended June 30, 2017, the Fund paid distribution fees in the amount of $24,280 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders During the period ended June 30, 2017, the Fund elected to be treated as a DRE for U.S. federal income tax purposes. As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $9,545,737 and $4,111,178, respectively, for the period ended June 30, 2017. During the period ended June 30, 2017, there were no purchases or sales of U.S. government securities.

b. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Risk and Concentrations

Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

As of June 30, 2017, GIAC owns shares representing 100% of the Fund’s net assets.

7. Temporary Borrowings

Effective December 13, 2016, the Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.35% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 12, 2017. The Fund did not utilize the credit facility during the period ended June 30, 2017.

8. Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Fund’s financial statements and determined that no material events have occurred that require disclosure.

9. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

14

SUPPLEMENTAL INFORMATION (UNAUDITED)

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or 1-800-221-3253.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or 1-800-221-3253; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

15

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10004-4025

PUB8170

Guardian Variable

Products Trust

2017

Semiannual Report

All Data as of June 30, 2017

Guardian Diversified Research VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2017. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $16,699,907

Sector Allocation[1] As of June 30, 2017

Top Ten Holdings[2] As of June 30, 2017

Holding	% of Total Net Assets
Apple, Inc.	3.40%
Alphabet, Inc., Class A	3.03%
Microsoft Corp.	2.82%
Amazon.com, Inc.	2.30%
JPMorgan Chase & Co.	1.94%
Facebook, Inc., Class A	1.87%
Johnson & Johnson	1.75%
SPDR S&P Regional Banking ETF	1.74%
SPDR S&P500 ETF Trust	1.73%
PepsiCo, Inc.	1.63%
Total	22.21%

1	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including, as applicable, investment advisory fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17-6/30/17	Expense Ratio During Period 1/1/17-6/30/17
Based on Actual Return	$1,000.00	$1,100.30	$5.00	0.96%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.03	$4.81	0.96%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

June 30, 2017 (unaudited)	Shares	Value
Common Stocks – 94.4%
Aerospace & Defense – 2.8%
Airbus SE (Netherlands)	799	$65,835
Northrop Grumman Corp.	514	131,949
Raytheon Co.	835	134,836
United Technologies Corp.	1,126	137,496

		470,116
Airlines – 0.5%
American Airlines Group, Inc.	1,552	78,097

		78,097
Banks – 3.2%
Bank of America Corp.	8,973	217,685
JPMorgan Chase & Co.	3,546	324,104

		541,789
Beverages – 3.5%
Constellation Brands, Inc., Class A	469	90,859
Dr Pepper Snapple Group, Inc.	1,235	112,521
Molson Coors Brewing Co., Class B	574	49,559
Monster Beverage Corp.(1)	814	40,440
PepsiCo, Inc.	2,351	271,517
The Coca-Cola Co.	379	16,998

		581,894
Biotechnology – 3.6%
Amgen, Inc.	915	157,590
Biogen, Inc.(1)	443	120,213
Bioverativ, Inc.(1)	655	39,411
Celgene Corp.(1)	791	102,727
Gilead Sciences, Inc.	1,693	119,831
Regeneron Pharmaceuticals, Inc.(1)	113	55,499

		595,271
Building Products – 1.2%
Fortune Brands Home & Security, Inc.	1,530	99,817
Johnson Controls International PLC	2,290	99,295

		199,112
Capital Markets – 5.1%
BlackRock, Inc.	156	65,896
E*TRADE Financial Corp.(1)	1,094	41,605
Gores Holdings II, Inc.(1)	1,129	11,787
Hamilton Lane, Inc., Class A	2,054	45,167
Intercontinental Exchange, Inc.	2,205	145,354
Invesco Ltd.	6,733	236,934
Investment Technology Group, Inc.	3,135	66,587
KKR & Co. LP	3,753	69,806
The Charles Schwab Corp.	1,161	49,876
The Goldman Sachs Group, Inc.	524	116,276

		849,288
Chemicals – 2.7%
Albemarle Corp.	283	29,868
CF Industries Holdings, Inc.	1,219	34,083
Evonik Industries AG (Germany)	645	20,618
LyondellBasell Industries N.V., Class A	245	20,675

June 30, 2017 (unaudited)	Shares	Value
Chemicals (continued)
The Dow Chemical Co.	1,901	$119,896
The Sherwin-Williams Co.	385	135,120
WR Grace & Co.	1,211	87,204

		447,464
Commercial Services & Supplies – 0.8%
Stericycle, Inc.(1)	502	38,313
Waste Connections, Inc.	1,384	89,157

		127,470
Communications Equipment – 0.3%
Cisco Systems, Inc.	1,847	57,811

		57,811
Construction Materials – 0.2%
Vulcan Materials Co.	266	33,697

		33,697
Consumer Finance – 0.2%
Synchrony Financial	1,134	33,816

		33,816
Containers & Packaging – 0.3%
Sealed Air Corp.	1,049	46,953

		46,953
Diversified Financial Services – 0.1%
Conyers Park Acquisition Corp.(1)	1,034	13,184

		13,184
Diversified Telecommunication Services – 1.5%
AT&T, Inc.	5,087	191,933
Verizon Communications, Inc.	1,423	63,551

		255,484
Electric Utilities – 2.0%
American Electric Power Co., Inc.	1,145	79,543
Edison International	453	35,420
Exelon Corp.	2,575	92,880
NextEra Energy, Inc.	387	54,231
PG&E Corp.	1,171	77,719

		339,793
Electrical Equipment – 0.6%
Rockwell Automation, Inc.	591	95,718

		95,718
Energy Equipment & Services – 0.9%
Halliburton Co.	1,924	82,174
Schlumberger Ltd.	474	31,208
Select Energy Services, Inc., Class A(1)	2,666	32,392

		145,774
Equity Real Estate Investment – 0.8%
American Tower Corp. REIT	523	69,203
Gaming and Leisure Properties, Inc. REIT	1,750	65,923

		135,126
Food & Staples Retailing – 2.6%
Costco Wholesale Corp.	629	100,596
CVS Health Corp.	805	64,770

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

June 30, 2017 (unaudited)	Shares	Value
Food & Staples Retailing (continued)
The Kroger Co.	3,236	$75,464
Wal-Mart Stores, Inc.	722	54,641
Walgreens Boots Alliance, Inc.	1,700	133,127

		428,598
Food Products – 2.0%
Campbell Soup Co.	623	32,490
Mondelez International, Inc., Class A	1,875	80,981
Pinnacle Foods, Inc.	1,492	88,625
The Kraft Heinz Co.	1,596	136,681

		338,777
Health Care Equipment & Supplies – 3.1%
Becton Dickinson and Co.	691	134,821
Boston Scientific Corp.(1)	3,339	92,557
CR Bard, Inc.	129	40,778
Danaher Corp.	1,337	112,829
DENTSPLY SIRONA, Inc.	1,207	78,262
Intuitive Surgical, Inc.(1)	70	65,476

		524,723
Health Care Providers & Services – 1.9%
Aetna, Inc.	108	16,398
Cardinal Health, Inc.	338	26,337
Cigna Corp.	486	81,351
Express Scripts Holding Co.(1)	384	24,514
Humana, Inc.	237	57,027
McKesson Corp.	213	35,047
UnitedHealth Group, Inc.	421	78,062

		318,736
Hotels, Restaurants & Leisure – 2.1%
Hilton Worldwide Holdings, Inc.	1,406	86,961
Penn National Gaming, Inc.(1)	2,830	60,562
Restaurant Brands International, Inc.	999	62,478
Wynn Resorts Ltd.	561	75,241
Yum China Holdings, Inc.(1)	1,782	70,264

		355,506
Household Products – 0.5%
Colgate-Palmolive Co.	1,097	81,321

		81,321
Independent Power and Renewable Electricity Producers – 0.6%
Calpine Corp.(1)	1,858	25,139
NRG Energy, Inc.	4,026	69,327

		94,466
Industrial Conglomerates – 0.6%
Siemens AG (Reg S) (Germany)	759	104,360

		104,360
Insurance – 3.5%
American International Group, Inc.	1,934	120,914
Assured Guaranty Ltd.	3,012	125,721
Chubb Ltd.	1,154	167,768
MetLife, Inc.	990	54,391

June 30, 2017 (unaudited)	Shares	Value
Insurance (continued)
Prudential PLC (United Kingdom)	3,786	$86,977
The Hartford Financial Services Group, Inc.	672	35,327

		591,098
Internet & Direct Marketing Retail – 3.6%
Amazon.com, Inc.(1)	397	384,296
Expedia, Inc.	551	82,071
The Priceline Group, Inc.(1)	73	136,548

		602,915
Internet Software & Services – 6.1%
Alibaba Group Holding Ltd., ADR(1)	642	90,458
Alphabet, Inc., Class A(1)	545	506,676
Facebook, Inc., Class A(1)	2,073	312,982
GoDaddy, Inc., Class A(1)	928	39,366
Instructure, Inc.(1)	1,135	33,482
Tencent Holdings Ltd., ADR	889	31,968

		1,014,932
IT Services – 2.7%
DXC Technology Co.	1,402	107,561
Fidelity National Information Services, Inc.	829	70,797
MasterCard, Inc., Class A	770	93,517
Visa, Inc., Class A	1,930	180,995

		452,870
Life Sciences Tools & Services – 0.3%
Agilent Technologies, Inc.	893	52,964

		52,964
Machinery – 2.8%
Cummins, Inc.	579	93,925
Dover Corp.	1,258	100,917
Fortive Corp.	1,766	111,876
KION Group AG (Germany)	1,046	80,308
Komatsu Ltd. (Japan)	3,300	84,128

		471,154
Media – 3.2%
Charter Communications, Inc., Class A(1)	372	125,308
Comcast Corp., Class A	5,229	203,512
DISH Network Corp., Class A(1)	743	46,631
Live Nation Entertainment, Inc.(1)	1,501	52,310
The Walt Disney Co.	751	79,794
Twenty-First Century Fox, Inc., Class A	638	18,081

		525,636
Metals & Mining – 0.5%
Alcoa Corp.	1,451	47,375
Iluka Resources Ltd. (Australia)	4,239	28,247

		75,622
Multi-Utilities – 0.2%
Ameren Corp.	743	40,620

		40,620

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

June 30, 2017 (unaudited)	Shares	Value
Oil, Gas & Consumable Fuels – 4.9%
Anadarko Petroleum Corp.	1,117	$50,645
Cenovus Energy, Inc. (Canada)	6,506	47,962
Cheniere Energy, Inc.(1)	1,347	65,612
ConocoPhillips	3,191	140,276
Encana Corp. (Canada)	2,275	20,017
EOG Resources, Inc.	1,047	94,774
Exxon Mobil Corp.	512	41,334
Kinder Morgan, Inc.	711	13,623
Marathon Oil Corp.	1,642	19,458
Noble Energy, Inc.	1,624	45,959
Pioneer Natural Resources Co.	335	53,459
Plains All American Pipeline LP	877	23,039
QEP Resources, Inc.(1)	3,081	31,118
Royal Dutch Shell PLC, Class A (United Kingdom)	2,782	73,898
Seven Generations Energy Ltd., Class A (Canada)(1)	1,755	30,058
Suncor Energy, Inc. (Canada)	2,268	66,267

		817,499
Personal Products – 0.3%
Edgewell Personal Care Co.(1)	569	43,255

		43,255
Pharmaceuticals – 3.9%
Bristol-Myers Squibb Co.	694	38,670
Jazz Pharmaceuticals PLC(1)	770	119,735
Johnson & Johnson	2,211	292,493
Merck & Co., Inc.	2,411	154,521
Pfizer, Inc.	1,511	50,754

		656,173
Professional Services – 0.3%
IHS Markit Ltd.(1)	1,250	55,050

		55,050
Road & Rail – 0.7%
Norfolk Southern Corp.	992	120,726

		120,726
Semiconductors & Semiconductor Equipment – 4.0%
Applied Materials, Inc.	2,388	98,648
Broadcom Ltd.	661	154,046
Cavium, Inc.(1)	979	60,825
NXP Semiconductors N.V.(1)	404	44,218
Qorvo, Inc.(1)	1,084	68,639
QUALCOMM, Inc.	2,028	111,986
Texas Instruments, Inc.	1,650	126,935

		665,297
Software – 5.0%
Adobe Systems, Inc.(1)	724	102,403
Everbridge, Inc.(1)	1,628	39,658
Microsoft Corp.	6,833	470,999
Oracle Corp.	872	43,722
RealPage, Inc.(1)	2,037	73,230

June 30, 2017 (unaudited)	Shares	Value
Software (continued)
salesforce.com, Inc.(1)	453	$39,230
Ubisoft Entertainment S.A. (France)(1)	1,111	63,078

		832,320
Specialty Retail – 2.7%
L Brands, Inc.	759	40,903
O’Reilly Automotive, Inc.(1)	253	55,341
The Home Depot, Inc.	1,763	270,444
The TJX Cos., Inc.	1,195	86,243

		452,931
Technology Hardware, Storage & Peripherals – 3.7%
Apple, Inc.	3,936	566,863
HP, Inc.	2,022	35,344
Western Digital Corp.	192	17,011

		619,218
Textiles, Apparel & Luxury Goods – 0.8%
Hanesbrands, Inc.	2,811	65,103
NIKE, Inc., Class B	1,037	61,183

		126,286
Tobacco – 1.0%
Altria Group, Inc.	2,255	167,930

		167,930
Water Utilities – 0.2%
American Water Works Co., Inc.	530	41,314

		41,314
Wireless Telecommunication Services – 0.3%
T-Mobile U.S., Inc.(1)	757	45,889

		45,889
Total Common Stocks (Cost $14,443,555)		15,766,043
Exchange–Traded Funds – 3.5%
SPDR S&P Regional Banking ETF	5,281	290,191
SPDR S&P500 ETF Trust	1,196	289,193

Total Exchange–Traded Funds (Cost $574,952)		579,384

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

	Principal Amount	Value
Short–Term Investment – 1.9%
Repurchase Agreements – 1.9%

Fixed Income Clearing Corp., 0.12%, dated 6/30/2017, proceeds at maturity value of $324,003, due 7/3/2017(2)	$324,000	$324,000
Total Repurchase Agreements (Cost $324,000)		324,000
Total Investments – 99.8% (Cost $15,342,507)		16,669,427
Assets in excess of other liabilities – 0.2%		30,480
Total Net Assets – 100.0%		$16,699,907

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.00%	8/31/2021	$330,000	$335,529

Legend:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

The following is a summary of the inputs used as of June 30, 2017, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$15,158,593	$607,450	*	$—	$15,766,043
Exchange–Traded Funds	579,384	—		—	579,384
Repurchase Agreements	—	324,000		—	324,000
Total	$15,737,977	$931,450		$—	$16,669,427

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Statement of Assets and Liabilities As of June 30, 2017 (unaudited)
Assets
Investments, at value	$16,669,427
Cash	312
Foreign currency, at value	36
Receivable for investments sold	114,910
Reimbursement receivable from adviser	44,369
Dividends/interest receivable	12,499
Foreign tax reclaims receivable	486
Prepaid expenses	1,400

Total Assets	16,843,439

Liabilities
Payable for investments purchased	87,403
Payable for fund shares redeemed	24,060
Accrued audit fees	14,803
Investment advisory fees payable	8,299
Distribution fees payable	3,458
Accrued trustees’ fees	3,018
Accrued expenses and other liabilities	2,491

Total Liabilities	143,532

Total Net Assets	$16,699,907

Net Assets Consist of:
Paid-in capital	$15,151,764
Accumulated net investment income/(loss)	85,145
Accumulated net realized gain/(loss) from investments and foreign currency transactions	136,033
Net unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	1,326,965

Total Net Assets	$16,699,907

Investments, at Cost	$15,342,507

Foreign Currency, at Cost	$36

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	1,463,171
Net Asset Value Per Share	$11.41

Statement of Operations For the Six Months Ended June 30, 2017 (unaudited)
Investment Income
Dividends	$131,230
Interest	188
Withholding taxes on foreign dividends	(1,451)

Total Investment Income	129,967

Expenses
Investment advisory fees	43,911
Custodian and accounting fees	67,150
Trustees’ fees	24,183
Professional fees	19,125
Distribution fees	18,296
Transfer agent fees	4,101
Shareholder reports	3,490
Administrative fees	732
Other expenses	5,237

Total Expenses	186,225

Less: Fees waived	(115,967)

Total Expenses, Net	70,258

Net Investment Income/(Loss)	59,709

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions
Net realized gain/(loss) from investments	139,830
Net realized gain/(loss) from foreign currency transactions	12
Net change in unrealized appreciation/(depreciation) on investments	1,055,571
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	38

Net Gain on Investments and Foreign Currency Transactions	1,195,451

Net Increase in Net Assets Resulting From Operations	$1,255,160

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/17	For the Period Ended 12/31/16[1]

Operations
Net investment income/(loss)	$59,709	$25,436
Net realized gain/(loss) from investments and foreign currency transactions	139,842	(3,809)
Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	1,055,609	271,356

Net Increase in Net Assets Resulting from Operations	1,255,160	292,983

Capital Share Transactions
Proceeds from sales of shares	5,590,469	9,845,907
Cost of shares redeemed	(284,612)	—

Net Increase in Net Assets Resulting from Capital Share Transactions	5,305,857	9,845,907

Net Increase in Net Assets	6,561,017	10,138,890

Net Assets
Beginning of period	10,138,890	—

End of period	$16,699,907	$10,138,890

Accumulated Net Investment Income Included in Net Assets	$85,145	$25,436

Other Information:
Shares
Sold	511,185	977,623
Redeemed	(25,637)	—

Net Increase	485,548	977,623

[1]	Commenced operations on September 1, 2016.

8	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

9

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income[2]	Net Realized and Unrealized Gain	Total Operations	Net Asset Value, End of Period	Total Return[3,4]
Six Months Ended 6/30/17	$10.37	$0.05	$0.99	$1.04	$11.41	10.03%
Period Ended 12/31/16[1]	10.00	0.04	0.33	0.37	10.37	3.70%

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[3,5]	Gross Ratio of Expenses to Average Net Assets[3]	Net Ratio of Net Investment Income to Average Net Assets[3,5]	Gross Ratio of Net Investment Loss to Average Net Assets[3]	Portfolio Turnover Rate[3]
$16,700	0.96%	2.55%	0.82%	(0.77)%	71%
10,139	0.96%	3.07%	1.12%	(0.99)%	61%

[1]	Commenced operations on September 1, 2016.

[2]	Calculated based on the average shares outstanding during the period.

[3]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

[4]	Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.‘s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

[5]	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

The accompanying notes are an integral part of these financial statements.	11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

June 30, 2017 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers eleven funds. Guardian Diversified Research VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for the other remaining series of the Trust are presented in separate reports.

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5b). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs including but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended June 30, 2017, there were no transfers among any levels.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2017 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2017, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the period ended June 30, 2017, the Fund did not hold any derivatives.

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than class-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Distributions to Shareholders During the period ended June 30, 2017, the Fund elected to be treated as a disregarded entity (“DRE”) for U.S. federal income tax purposes. The Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund in accordance with the current dividend and distribution policy (see Note 4).

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.60% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2018 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.96% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

subject to the Park Avenue’s recoupment rights. For the period ended June 30, 2017, Park Avenue waived fees and/or paid Fund expenses in the amount of $115,967.

Park Avenue is entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. The amount available for potential future recapture by Park Avenue from the Fund under the Expense Limitation Agreement for the period ended June 30, 2017 is $177,067.

Park Avenue has entered into a Sub-Advisory Agreement with Putnam Investment Management LLC (“Putnam”). Putnam is responsible for providing day-to-day investment advisory services to the Fund, subject to the oversight of the Board of Trustees and Park Avenue. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund for acting as such. Trustees of the Trust who are not interested persons of the Trust receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the period ended June 30, 2017, the Fund paid distribution fees in the amount of $18,296 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders During the period ended June 30, 2017, the Fund elected to be treated as a DRE for U.S. federal income tax purposes. As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $15,230,988 and $10,025,803, respectively, for the period ended June 30, 2017. During the period ended June 30, 2017, there were no purchases or sales of U.S. government securities.

b. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Risk and Concentrations

Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

As of June 30, 2017, GIAC owns shares representing 100% of the Fund’s net assets.

7. Temporary Borrowings

Effective December 13, 2016, the Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.35% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 12, 2017. The Fund did not utilize the credit facility during the period ended June 30, 2017.

8. Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Fund’s financial statements and determined that no material events have occurred that require disclosure.

9. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or 1-800-221-3253.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or 1-800-221-3253; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

17

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10004-4025

PUB8168

Guardian Variable

Products Trust

2017

Semiannual Report

All Data as of June 30, 2017

Guardian Large Cap Disciplined Value VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2017. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $25,373,256

Sector Allocation[1] As of June 30, 2017

Top Ten Holdings[2] As of June 30, 2017

Holding	% of Total Net Assets
JPMorgan Chase & Co.	4.85%
Bank of America Corp.	4.51%
Citigroup, Inc.	3.63%
Berkshire Hathaway, Inc., Class B	3.57%
Johnson & Johnson	3.12%
Wells Fargo & Co.	2.54%
Chevron Corp.	2.48%
Merck & Co., Inc.	2.37%
Apple, Inc.	2.19%
Cisco Systems, Inc.	2.16%
Total	31.42%

1	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including, as applicable, investment advisory fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17-6/30/17	Expense Ratio During Period 1/1/17-6/30/17
Based on Actual Return	$1,000.00	$1,063.10	$5.01	0.98%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,019.94	$4.91	0.98%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

June 30, 2017 (unaudited)	Shares	Value
Common Stocks – 97.0%
Aerospace & Defense – 3.9%
General Dynamics Corp.	1,088	$215,533
L3 Technologies, Inc.	1,375	229,735
Raytheon Co.	1,188	191,838
United Technologies Corp.	2,863	349,601

		986,707
Airlines – 2.3%
Delta Air Lines, Inc.	4,798	257,845
Southwest Airlines Co.	2,110	131,115
United Continental Holdings, Inc.(1)	2,611	196,478

		585,438
Auto Components – 1.0%
BorgWarner, Inc.	6,053	256,405

		256,405
Banks – 17.9%
Bank of America Corp.	47,115	1,143,010
Citigroup, Inc.	13,776	921,339
Fifth Third Bancorp	6,415	166,533
JPMorgan Chase & Co.	13,473	1,231,432
Lloyds Banking Group PLC, ADR	45,210	159,591
Regions Financial Corp.	18,300	267,912
Wells Fargo & Co.	11,645	645,250

		4,535,067
Beverages – 0.7%
Coca-Cola European Partners PLC	4,558	185,374

		185,374
Biotechnology – 1.9%
Gilead Sciences, Inc.	5,221	369,543
Shire PLC, ADR	668	110,400

		479,943
Building Products – 0.5%
Masco Corp.	3,321	126,895

		126,895
Capital Markets – 1.4%
The Goldman Sachs Group, Inc.	1,569	348,161

		348,161
Chemicals – 3.7%
Celanese Corp., Class A	2,292	217,602
FMC Corp.	1,317	96,207
Methanex Corp.	3,359	147,964
PPG Industries, Inc.	968	106,441
The Dow Chemical Co.	5,755	362,968

		931,182
Communications Equipment – 2.8%
Brocade Communications Systems, Inc.	6,549	82,583
Cisco Systems, Inc.	17,541	549,033
Harris Corp.	798	87,046

		718,662

June 30, 2017 (unaudited)	Shares	Value
Construction Materials – 0.5%
Cemex S.A.B. de C.V., ADR(1)	5,176	$48,758
CRH PLC, ADR	2,306	81,794

		130,552
Consumer Finance – 3.0%
Capital One Financial Corp.	2,448	202,254
Discover Financial Services	4,339	269,842
Navient Corp.	7,864	130,936
Synchrony Financial	5,014	149,517

		752,549
Containers & Packaging – 0.9%
WestRock Co.	4,023	227,943

		227,943
Diversified Financial Services – 3.6%
Berkshire Hathaway, Inc., Class B(1)	5,343	904,944

		904,944
Electrical Equipment – 1.3%
Eaton Corp. PLC	4,157	323,539

		323,539
Electronic Equipment, Instruments & Components – 2.7%
Flex Ltd.(1)	16,609	270,893
TE Connectivity Ltd.	5,151	405,281

		676,174
Food & Staples Retailing – 1.0%
CVS Health Corp.	3,234	260,208

		260,208
Health Care Equipment & Supplies – 1.2%
Abbott Laboratories	6,195	301,139

		301,139
Health Care Providers & Services – 4.3%
Anthem, Inc.	1,733	326,029
Cigna Corp.	1,530	256,107
DaVita, Inc.(1)	1,891	122,461
Laboratory Corp. of America Holdings(1)	820	126,395
UnitedHealth Group, Inc.	1,392	258,105

		1,089,097
Independent Power and Renewable Electricity Producers – 0.5%
AES Corp.	11,463	127,354

		127,354
Industrial Conglomerates – 1.5%
Koninklijke Philips N.V.	10,392	372,241

		372,241
Insurance – 3.4%
American International Group, Inc.	3,949	246,892
Chubb Ltd.	2,356	342,515
The Allstate Corp.	3,105	274,606

		864,013

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

June 30, 2017 (unaudited)	Shares	Value
Internet Software & Services – 2.4%
Alphabet, Inc., Class A(1)	388	$360,716
eBay, Inc.(1)	7,446	260,014

		620,730
IT Services – 1.8%
Cognizant Technology Solutions Corp., Class A	1,831	121,578
DXC Technology Co.	3,900	299,208
Leidos Holdings, Inc.	513	26,517

		447,303
Media – 5.7%
CBS Corp., Class B, NVDR	2,211	141,018
Comcast Corp., Class A	6,944	270,260
Liberty Global PLC LiLAC, Class C(1)	3,386	72,494
The Interpublic Group of Cos., Inc.	7,720	189,912
Time Warner, Inc.	4,634	465,300
Twenty-First Century Fox, Inc., Class A	10,820	306,639

		1,445,623
Metals & Mining – 1.8%
Barrick Gold Corp.	8,882	141,312
Nucor Corp.	1,509	87,326
Steel Dynamics, Inc.	6,496	232,622

		461,260
Oil, Gas & Consumable Fuels – 7.6%
Chevron Corp.	6,039	630,049
ConocoPhillips	5,043	221,690
Diamondback Energy, Inc.(1)	1,522	135,169
Energen Corp.(1)	2,129	105,109
Gulfport Energy Corp.(1)	2,873	42,377
Marathon Oil Corp.	3,857	45,705
Marathon Petroleum Corp.	4,777	249,980
Phillips 66	1,808	149,503
Pioneer Natural Resources Co.	591	94,312
Tesoro Corp.	2,693	252,065

		1,925,959
Pharmaceuticals – 8.4%
Johnson & Johnson	5,988	792,153
Merck & Co., Inc.	9,366	600,267
Pfizer, Inc.	14,265	479,161
Sanofi, ADR	5,345	256,079

		2,127,660

June 30, 2017 (unaudited)	Shares	Value
Semiconductors & Semiconductor Equipment – 1.4%
KLA-Tencor Corp.	1,462	$133,788
Texas Instruments, Inc.	3,042	234,021

		367,809
Software – 3.2%
Microsoft Corp.	4,966	342,306
Oracle Corp.	9,535	478,085

		820,391
Specialty Retail – 1.5%
The Home Depot, Inc.	1,708	262,007
The TJX Cos., Inc.	1,756	126,731

		388,738
Technology Hardware, Storage & Peripherals – 3.2%
Apple, Inc.	3,857	555,485
Hewlett Packard Enterprise Co.	7,872	130,597
HP, Inc.	7,246	126,660

		812,742
Total Common Stocks (Cost $22,307,006)		24,601,802

	Principal Amount	Value
Short–Term Investment – 3.4%
Repurchase Agreements – 3.4%

Fixed Income Clearing Corp., 0.12%, dated 6/30/2017, proceeds at maturity value of $863,009, due 7/3/2017(2)	$863,000	863,000
Total Repurchase Agreements (Cost $863,000)		863,000
Total Investments – 100.4% (Cost $23,170,006)		25,464,802
Liabilities in excess of other assets – (0.4)%		(91,546)
Total Net Assets – 100.0%		$25,373,256

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.125%	8/31/2021	$900,000	$880,815

Legend:

ADR — American Depositary Receipt

NVDR — Non-Voting Depositary Receipt

The following is a summary of the inputs used as of June 30, 2017, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$24,601,802	$—	$—	$24,601,802
Repurchase Agreements	—	863,000	—	863,000
Total	$24,601,802	$863,000	$—	$25,464,802

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Statement of Assets and Liabilities As of June 30, 2017 (unaudited)
Assets
Investments, at value	$25,464,802
Cash	353
Receivable for investments sold	98,405
Reimbursement receivable from adviser	18,640
Dividends/interest receivable	16,973
Foreign tax reclaims receivable	1,254
Prepaid expenses	2,800

Total Assets	25,603,227

Liabilities
Payable for investments purchased	163,300
Payable for fund shares redeemed	31,306
Accrued audit fees	14,329
Investment advisory fees payable	13,451
Distribution fees payable	5,173
Accrued trustees’ fees	2,412

Total Liabilities	229,971

Total Net Assets	$25,373,256

Net Assets Consist of:
Paid-in capital	$23,079,459
Accumulated net investment income/(loss)	139,883
Accumulated net realized gain/(loss) from investments and foreign currency transactions	(140,882)
Net unrealized appreciation/(depreciation) on investments	2,294,796

Total Net Assets	$25,373,256

Investments, at Cost	$23,170,006

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	2,213,767
Net Asset Value Per Share	$11.46

Statement of Operations For the Six Months Ended June 30, 2017 (unaudited)
Investment Income
Dividends	$214,660
Interest	315
Withholding taxes on foreign dividends	(1,608)

Total Investment Income	213,367

Expenses
Investment advisory fees	72,976
Trustees’ fees	40,674
Distribution fees	28,068
Professional fees	22,471
Custodian and accounting fees	20,557
Transfer agent fees	4,405
Shareholder reports	4,230
Administrative fees	1,123
Other expenses	10,027

Total Expenses	204,531

Less: Fees waived	(94,506)

Total Expenses, Net	110,025

Net Investment Income/(Loss)	103,342

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions
Net realized gain/(loss) from investments	(19,698)
Net realized gain/(loss) from foreign currency transactions	(11)
Net change in unrealized appreciation/(depreciation) on investments	1,202,377
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	9

Net Gain on Investments and Foreign Currency Transactions	1,182,677

Net Increase in Net Assets Resulting From Operations	$1,286,019

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/17	For the Period Ended 12/31/16[1]

Operations
Net investment income/(loss)	$103,342	$36,541
Net realized gain/(loss) from investments and foreign currency transactions	(19,709)	(121,173)
Net change in unrealized appreciation/(depreciation) on investments	1,202,386	1,092,410

Net Increase in Net Assets Resulting from Operations	1,286,019	1,007,778

Capital Share Transactions
Proceeds from sales of shares	7,193,359	16,073,189
Cost of shares redeemed	(187,089)	—

Net Increase in Net Assets Resulting from Capital Share Transactions	7,006,270	16,073,189

Net Increase in Net Assets	8,292,289	17,080,967

Net Assets
Beginning of period	17,080,967	—

End of period	$25,373,256	$17,080,967

Accumulated Net Investment Income Included in Net Assets	$139,883	$36,541

Other Information:
Shares
Sold	646,440	1,584,056
Redeemed	(16,729)	—

Net Increase	629,711	1,584,056

[1]	Commenced operations on September 1, 2016.

6	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

7

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income[2]	Net Realized and Unrealized Gain	Total Operations	Net Asset Value, End of Period	Total Return[3,4]
Six Months Ended 6/30/17	$10.78	$0.05	$0.63	$0.68	$11.46	6.31%
Period Ended 12/31/16[1]	10.00	0.03	0.75	0.78	10.78	7.80%

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[3,5]	Gross Ratio of Expenses to Average Net Assets[3]	Net Ratio of Net Investment Income to Average Net Assets[3,5]	Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets[3]	Portfolio Turnover Rate[3]
$25,373	0.98%	1.82%	0.92%	0.08%	23%
17,081	0.98%	2.70%	0.88%	(0.84)%	19%

[1]	Commenced operations on September 1, 2016.

[2]	Calculated based on the average shares outstanding during the period.

[3]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

[4]	Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.‘s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

[5]	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

June 30, 2017 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers eleven funds. Guardian Large Cap Disciplined Value VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for the other remaining series of the Trust are presented in separate reports.

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5b). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs including but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended June 30, 2017, there were no transfers among any levels.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2017 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2017, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the period ended June 30, 2017, the Fund did not hold any derivatives.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than class-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Distributions to Shareholders During the period ended June 30, 2017, the Fund elected to be treated as a disregarded entity (“DRE”) for U.S. federal income tax purposes. The Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund in accordance with the current dividend and distribution policy (see Note 4).

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.65% up to $100 million, 0.60% up to $300 million, 0.55% up to $500 million, and 0.53% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2018 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.98% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to the Park Avenue’s recoupment rights. For the period ended June 30, 2017, Park Avenue waived fees and/or paid Fund expenses in the amount of $94,506.

Park Avenue is entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. The amount available for potential future recapture by Park Avenue from the Fund under the Expense Limitation Agreement for the period ended June 30, 2017 is $179,582.

Park Avenue has entered into a Sub-Advisory Agreement with Boston Partners Global Investors, Inc. (“Boston Partners”). Boston Partners is responsible for providing day-to-day investment advisory services to the Fund, subject to the oversight of the Board of Trustees and Park Avenue. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund for acting as such. Trustees of the Trust who are not interested persons of the Trust receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the period ended June 30, 2017, the Fund paid distribution fees in the amount of $28,068 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders During the period ended June 30, 2017, the Fund elected to be treated as a DRE for U.S. federal income tax purposes. As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $11,802,987 and $4,948,384, respectively, for the period ended June 30, 2017. During the period ended June 30, 2017, there were no purchases or sales of U.S. government securities.

b. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Risk and Concentrations

Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

As of June 30, 2017, GIAC owns shares representing 100% of the Fund’s net assets.

7. Temporary Borrowings

Effective December 13, 2016, the Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.35% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 12, 2017. The Fund did not utilize the credit facility during the period ended June 30, 2017.

8. Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Fund’s financial statements and determined that no material events have occurred that require disclosure.

9. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

14

SUPPLEMENTAL INFORMATION (UNAUDITED)

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or 1-800-221-3253.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or 1-800-221-3253; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

15

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10004-4025

PUB8174

Guardian Variable

Products Trust

2017

Semiannual Report

All Data as of June 30, 2017

Guardian Growth & Income VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2017. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN GROWTH & INCOME VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $14,680,712

Sector Allocation[1] As of June 30, 2017

Top Ten Holdings[2] As of June 30, 2017

Holding	% of Total Net Assets
JPMorgan Chase & Co.	3.82%
Wal-Mart Stores, Inc.	3.67%
Aetna, Inc.	3.08%
Raytheon Co.	2.65%
Pfizer, Inc.	2.61%
The Goldman Sachs Group, Inc.	2.59%
Citigroup, Inc.	2.47%
Cigna Corp.	2.41%
Exxon Mobil Corp.	2.39%
Wells Fargo & Co.	2.33%
Total	28.02%

1	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including, as applicable, investment advisory fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17-6/30/17	Expense Ratio During Period 1/1/17-6/30/17
Based on Actual Return	$1,000.00	$1,054.20	$4.99	0.98%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,019.94	$4.91	0.98%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN GROWTH & INCOME VIP FUND

June 30, 2017 (unaudited)	Shares	Value
Common Stocks – 96.1%
Aerospace & Defense – 4.1%
Raytheon Co.	2,410	$389,167
The Boeing Co.	1,119	221,282

		610,449
Airlines – 1.9%
Delta Air Lines, Inc.	5,232	281,168

		281,168
Auto Components – 0.9%
BorgWarner, Inc.	3,134	132,756

		132,756
Banks – 8.6%
Citigroup, Inc.	5,413	362,021
JPMorgan Chase & Co.	6,133	560,556
Wells Fargo & Co.	6,168	341,769

		1,264,346
Beverages – 1.9%
PepsiCo, Inc.	2,480	286,415

		286,415
Biotechnology – 4.3%
Biogen, Inc.(1)	1,123	304,737
Gilead Sciences, Inc.	4,671	330,614

		635,351
Capital Markets – 6.9%
BlackRock, Inc.	225	95,042
Northern Trust Corp.	1,706	165,840
State Street Corp.	2,852	255,910
TD Ameritrade Holding Corp.	2,572	110,570
The Goldman Sachs Group, Inc.	1,716	380,781

		1,008,143
Communications Equipment – 1.5%
Cisco Systems, Inc.	7,228	226,236

		226,236
Consumer Finance – 1.0%
Capital One Financial Corp.	1,759	145,329

		145,329
Diversified Financial Services – 1.8%
Berkshire Hathaway, Inc., Class B(1)	1,539	260,660

		260,660
Diversified Telecommunication Services – 0.8%
Verizon Communications, Inc.	2,630	117,456

		117,456
Electric Utilities – 1.7%
Exelon Corp.	7,103	256,205

		256,205
Electrical Equipment – 1.7%
AMETEK, Inc.	1,659	100,486
EnerSys	729	52,816
Hubbell, Inc.	824	93,252

		246,554

June 30, 2017 (unaudited)	Shares	Value
Electronic Equipment, Instruments & Components – 2.7%
Dolby Laboratories, Inc., Class A	1,555	$76,133
Flex Ltd.(1)	3,258	53,138
FLIR Systems, Inc.	3,218	111,536
TE Connectivity Ltd.	1,968	154,842

		395,649
Energy Equipment & Services – 2.6%
Dril-Quip, Inc.(1)	576	28,109
Helmerich & Payne, Inc.	1,923	104,496
National Oilwell Varco, Inc.	4,153	136,800
Oceaneering International, Inc.	1,188	27,134
Oil States International, Inc.(1)	2,690	73,033
TechnipFMC PLC(1)	519	14,117

		383,689
Equity Real Estate Investment – 1.2%
Liberty Property Trust REIT	4,330	176,274

		176,274
Food & Staples Retailing – 3.7%
Wal-Mart Stores, Inc.	7,127	539,371

		539,371
Health Care Equipment & Supplies – 1.3%
Hologic, Inc.(1)	4,168	189,144

		189,144
Health Care Providers & Services – 7.3%
Aetna, Inc.	2,980	452,453
Cigna Corp.	2,110	353,193
Quest Diagnostics, Inc.	703	78,146
UnitedHealth Group, Inc.	998	185,049

		1,068,841
Household Durables – 1.9%
DR Horton, Inc.	5,538	191,449
Garmin Ltd.	1,655	84,454

		275,903
Industrial Conglomerates – 0.8%
Carlisle Cos., Inc.	1,225	116,865

		116,865
Insurance – 4.9%
Axis Capital Holdings Ltd.	823	53,215
Chubb Ltd.	1,185	172,275
FNF Group	4,288	192,231
The Allstate Corp.	2,833	250,551
Validus Holdings Ltd.	942	48,956

		717,228
IT Services – 2.9%
International Business Machines Corp.	1,477	227,207
MasterCard, Inc., Class A	1,621	196,870

		424,077
Machinery – 2.2%
Caterpillar, Inc.	275	29,552
Fortive Corp.	2,545	161,226
Parker-Hannifin Corp.	814	130,093

		320,871

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN GROWTH & INCOME VIP FUND

June 30, 2017 (unaudited)	Shares	Value
Media – 5.8%
AMC Networks, Inc., Class A(1)	2,029	$108,369
Comcast Corp., Class A	5,497	213,943
Discovery Communications, Inc., Class A(1)	6,604	170,581
Scripps Networks Interactive, Inc., Class A	640	43,718
Time Warner, Inc.	3,092	310,468

		847,079
Metals & Mining – 0.7%
Reliance Steel & Aluminum Co.	1,527	111,181

		111,181
Oil, Gas & Consumable Fuels – 4.0%
Exxon Mobil Corp.	4,345	350,772
Noble Energy, Inc.	8,163	231,013

		581,785
Pharmaceuticals – 4.5%
Eli Lilly & Co.	2,515	206,984
Pfizer, Inc.	11,400	382,926
Roche Holding AG, ADR	2,040	64,872

		654,782
Real Estate Management & Development – 1.3%
CBRE Group, Inc., Class A(1)	5,125	186,550

		186,550
Road & Rail – 1.6%
Landstar System, Inc.	257	21,999
Norfolk Southern Corp.	1,782	216,870

		238,869
Semiconductors & Semiconductor Equipment – 2.9%
Intel Corp.	5,795	195,523
Xilinx, Inc.	3,648	234,640

		430,163
Software – 3.2%
Activision Blizzard, Inc.	1,631	93,897
Microsoft Corp.	3,139	216,371
VMware, Inc., Class A(1)	1,780	155,625

		465,893

June 30, 2017 (unaudited)	Shares	Value
Specialty Retail – 0.9%
Ross Stores, Inc.	2,308	$133,241

		133,241
Technology Hardware, Storage & Peripherals – 2.0%
Apple, Inc.	1,532	220,639
Seagate Technology PLC	1,744	67,580

		288,219
Trading Companies & Distributors – 0.6%
MSC Industrial Direct Co., Inc., Class A	955	82,092

		82,092
Total Common Stocks (Cost $13,019,905)		14,098,834

	Principal Amount	Value
Short–Term Investment – 4.6%
Repurchase Agreements – 4.6%

Fixed Income Clearing Corp., 0.12%, dated 6/30/2017, proceeds at maturity value of $680,007, due 7/3/2017(2)	$680,000	680,000
Total Repurchase Agreements (Cost $680,000)		680,000
Total Investments – 100.7% (Cost $13,699,905)		14,778,834
Liabilities in excess of other assets – (0.7)%		(98,122)
Total Net Assets – 100.0%		$14,680,712

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.125%	8/31/2021	$710,000	$694,865

Legend:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

The following is a summary of the inputs used as of June 30, 2017, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$14,098,834	$—	$—	$14,098,834
Repurchase Agreements	—	680,000	—	680,000
Total	$14,098,834	$680,000	$—	$14,778,834

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

Statement of Assets and Liabilities As of June 30, 2017 (unaudited)
Assets
Investments, at value	$14,778,834
Cash	1,115
Receivable for investments sold	87,921
Reimbursement receivable from adviser	11,868
Dividends/interest receivable	9,889
Prepaid expenses	1,399

Total Assets	14,891,026

Liabilities
Payable for investments purchased	155,828
Payable for fund shares redeemed	20,838
Accrued audit fees	14,803
Investment advisory fees payable	7,819
Distribution fees payable	3,007
Accrued trustees’ fees	2,175
Accrued expenses and other liabilities	5,844

Total Liabilities	210,314

Total Net Assets	$14,680,712

Net Assets Consist of:
Paid-in capital	$13,551,249
Accumulated net investment income/(loss)	86,235
Accumulated net realized gain/(loss) from investments	(35,701)
Net unrealized appreciation/(depreciation) on investments	1,078,929

Total Net Assets	$14,680,712

Investments, at Cost	$13,699,905

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	1,301,976
Net Asset Value Per Share	$11.28

Statement of Operations For the Six Months Ended June 30, 2017 (unaudited)
Investment Income
Dividends	$123,003
Interest	249

Total Investment Income	123,252

Expenses
Investment advisory fees	41,887
Trustees’ fees	22,714
Professional fees	18,909
Distribution fees	16,110
Custodian and accounting fees	14,766
Transfer agent fees	4,012
Shareholder reports	3,095
Administrative fees	644
Other expenses	5,110

Total Expenses	127,247

Less: Fees waived	(64,095)

Total Expenses, Net	63,152

Net Investment Income/(Loss)	60,100

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments
Net realized gain/(loss) from investments	(35,702)
Net change in unrealized appreciation/(depreciation) on investments	609,906

Net Gain on Investments	574,204

Net Increase in Net Assets Resulting From Operations	$634,304

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/17	For the Period Ended 12/31/16[1]

Operations
Net investment income/(loss)	$60,100	$26,135
Net realized gain/(loss) from investments	(35,702)	1
Net change in unrealized appreciation/(depreciation) on investments	609,906	469,023

Net Increase in Net Assets Resulting from Operations	634,304	495,159

Capital Share Transactions
Proceeds from sales of shares	4,697,735	8,961,690
Cost of shares redeemed	(108,176)	—

Net Increase in Net Assets Resulting from Capital Share Transactions	4,589,559	8,961,690

Net Increase in Net Assets	5,223,863	9,456,849

Net Assets
Beginning of period	9,456,849	—

End of period	$14,680,712	$9,456,849

Accumulated Net Investment Income Included in Net Assets	$86,235	$26,135

Other Information:
Shares
Sold	427,906	883,851
Redeemed	(9,781)	—

Net Increase	418,125	883,851

[1]	Commenced operations on September 1, 2016.

6	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

7

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income[2]	Net Realized and Unrealized Gain	Total Operations	Net Asset Value, End of Period	Total Return[3,4]
Six Months Ended 6/30/17	$10.70	$0.05	$0.53	$0.58	$11.28	5.42%
Period Ended 12/31/16[1]	10.00	0.04	0.66	0.70	10.70	7.00%

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[3,5]	Gross Ratio of Expenses to Average Net Assets[3]	Net Ratio of Net Investment Income to Average Net Assets[3,5]	Gross Ratio of Net Investment Loss to Average Net Assets[3]	Portfolio Turnover Rate[3]
$14,681	0.98%	1.98%	0.93%	(0.07)%	19%
9,457	0.98%	3.11%	1.20%	(0.93)%	11%

[1]	Commenced operations on September 1, 2016.

[2]	Calculated based on the average shares outstanding during the period.

[3]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

[4]	Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.‘s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

[5]	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

June 30, 2017 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers eleven funds. Guardian Growth & Income VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for the other remaining series of the Trust are presented in separate reports.

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5b). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs including but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended June 30, 2017, there were no transfers among any levels.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2017 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2017, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the period ended June 30, 2017, the Fund did not hold any derivatives.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than class-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Distributions to Shareholders During the period ended June 30, 2017, the Fund elected to be treated as a disregarded entity (“DRE”) for U.S. federal income tax purposes. The Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund in accordance with the current dividend and distribution policy (see Note 4).

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.65% up to $100 million, 0.60% up to $300 million, 0.55% up to $500 million, and 0.53% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2018 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.98% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to the Park Avenue’s recoupment rights. For the period ended June 30, 2017, Park Avenue waived fees and/or paid Fund expenses in the amount of $64,095.

Park Avenue is entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. The amount available for potential future recapture by Park Avenue from the Fund under the Expense Limitation Agreement for the period ended June 30, 2017 is $123,849.

Park Avenue has entered into a Sub-Advisory Agreement with AllianceBernstein L.P. (“AllianceBernstein”). AllianceBernstein is responsible for providing day-to-day investment advisory services to the Fund, subject to the oversight of the Board of Trustees and Park Avenue. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund for acting as such. Trustees of the Trust who are not interested persons of the Trust receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the period ended June 30, 2017, the Fund paid distribution fees in the amount of $16,110 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders During the period ended June 30, 2017, the Fund elected to be treated as a DRE for U.S. federal income tax purposes. As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $7,023,841 and $2,340,493, respectively, for the period ended June 30, 2017. During the period ended June 30, 2017, there were no purchases or sales of U.S. government securities.

b. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Risk and Concentrations

Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

As of June 30, 2017, GIAC owns shares representing 100% of the Fund’s net assets.

7. Temporary Borrowings

Effective December 13, 2016, the Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.35% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 12, 2017. The Fund did not utilize the credit facility during the period ended June 30, 2017.

8. Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Fund’s financial statements and determined that no material events have occurred that require disclosure.

9. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

14

SUPPLEMENTAL INFORMATION (UNAUDITED)

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or 1-800-221-3253.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or 1-800-221-3253; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

15

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10004-4025

PUB8169

Guardian Variable

Products Trust

2017

Semiannual Report

All Data as of June 30, 2017

Guardian Mid Cap Traditional Growth VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2017. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $19,067,841

Sector Allocation[1] As of June 30, 2017

Top Ten Holdings[2] As of June 30, 2017

Holding	% of Total Net Assets
Sensata Technologies Holding N.V.	2.58%
TD Ameritrade Holding Corp.	2.35%
Lamar Advertising Co., Class A	2.31%
athenahealth, Inc.	2.26%
TE Connectivity Ltd.	2.24%
Boston Scientific Corp.	2.10%
Quintiles IMS Holdings, Inc.	2.00%
STERIS PLC	1.96%
Amdocs Ltd.	1.91%
CoStar Group, Inc.	1.88%
Total	21.59%

1	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including, as applicable, investment advisory fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17-6/30/17	Expense Ratio During Period 1/1/17-6/30/17
Based on Actual Return	$1,000.00	$1,143.10	$5.79	1.09%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,019.39	$5.46	1.09%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

June 30, 2017 (unaudited)	Shares	Value
Common Stocks – 96.0%
Aerospace & Defense – 1.1%
Teledyne Technologies, Inc.(1)	1,587	$202,581

		202,581
Air Freight & Logistics – 0.6%
Expeditors International of Washington, Inc.	2,074	117,140

		117,140
Airlines – 1.8%
Ryanair Holdings PLC, ADR(1)	3,243	348,979

		348,979
Banks – 0.5%
SVB Financial Group(1)	567	99,673

		99,673
Biotechnology – 2.6%
Alkermes PLC(1)	1,593	92,346
Celgene Corp.(1)	1,441	187,143
DBV Technologies S.A., ADR(1)	1,111	39,674
Neurocrine Biosciences, Inc.(1)	2,183	100,418
TESARO, Inc.(1)	500	69,930

		489,511
Building Products – 1.1%
AO Smith Corp.	3,671	206,787

		206,787
Capital Markets – 4.9%
LPL Financial Holdings, Inc.	6,044	256,628
MSCI, Inc.	2,321	239,040
TD Ameritrade Holding Corp.	10,431	448,429

		944,097
Commercial Services & Supplies – 1.6%
Edenred (France)	4,503	117,538
Ritchie Bros Auctioneers, Inc.	6,770	194,570

		312,108
Communications Equipment – 0.6%
Harris Corp.	982	107,117

		107,117
Containers & Packaging – 1.8%
Sealed Air Corp.	7,624	341,250

		341,250
Diversified Consumer Services – 1.6%
ServiceMaster Global Holdings, Inc.(1)	7,873	308,543

		308,543
Electrical Equipment – 3.1%
AMETEK, Inc.	1,777	107,633
Sensata Technologies Holding N.V.(1)	11,506	491,536

		599,169
Electronic Equipment, Instruments & Components – 6.5%
Amphenol Corp., Class A	1,474	108,811
Belden, Inc.	2,174	163,985
Flex Ltd.(1)	16,798	273,975
National Instruments Corp.	6,682	268,750

June 30, 2017 (unaudited)	Shares	Value
Electronic Equipment, Instruments & Components (continued)
TE Connectivity Ltd.	5,416	$426,131

		1,241,652
Equity Real Estate Investment – 4.2%
Crown Castle International Corp. REIT	3,569	357,542
Lamar Advertising Co., Class A REIT	5,996	441,126

		798,668
Health Care Equipment & Supplies – 9.3%
Boston Scientific Corp.(1)	14,436	400,166
DexCom, Inc.(1)	1,777	129,988
ICU Medical, Inc.(1)	641	110,572
STERIS PLC	4,579	373,188
Teleflex, Inc.	1,253	260,323
The Cooper Cos., Inc.	816	195,367
Varian Medical Systems, Inc.(1)	2,994	308,951

		1,778,555
Health Care Providers & Services – 0.9%
Henry Schein, Inc.(1)	910	166,548

		166,548
Health Care Technology – 2.3%
athenahealth, Inc.(1)	3,068	431,207

		431,207
Hotels, Restaurants & Leisure – 2.4%
Dunkin’ Brands Group, Inc.	4,986	274,828
Norwegian Cruise Line Holdings Ltd.(1)	3,409	185,075

		459,903
Industrial Conglomerates – 1.1%
Carlisle Cos., Inc.	1,015	96,831
Roper Technologies, Inc.	468	108,356

		205,187
Insurance – 1.8%
Aon PLC	2,551	339,155

		339,155
Internet Software & Services – 3.4%
Cimpress N.V.(1)	3,009	284,441
CoStar Group, Inc.(1)	1,362	359,023

		643,464
IT Services – 9.4%
Amdocs Ltd.	5,659	364,779
Broadridge Financial Solutions, Inc.	3,237	244,588
Euronet Worldwide, Inc.(1)	829	72,430
Fidelity National Information Services, Inc.	2,604	222,382
Gartner, Inc.(1)	1,502	185,512
Global Payments, Inc.	2,270	205,026
Jack Henry & Associates, Inc.	1,811	188,109
WEX, Inc.(1)	2,909	303,321

		1,786,147
Leisure Products – 0.5%
Polaris Industries, Inc.	961	88,633

		88,633

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

June 30, 2017 (unaudited)	Shares	Value
Life Sciences Tools & Services – 5.6%
PerkinElmer, Inc.	5,221	$355,759
Quintiles IMS Holdings, Inc.(1)	4,265	381,717
Waters Corp.(1)	1,834	337,163

		1,074,639
Machinery – 2.0%
Rexnord Corp.(1)	7,931	184,396
The Middleby Corp.(1)	910	110,574
Wabtec Corp.	882	80,703

		375,673
Media – 0.9%
Omnicom Group, Inc.	2,114	175,251

		175,251
Multiline Retail – 0.7%
Dollar General Corp.	1,970	142,017

		142,017
Oil, Gas & Consumable Fuels – 0.6%
World Fuel Services Corp.	3,144	120,887

		120,887
Professional Services – 2.7%
IHS Markit Ltd.(1)	3,918	172,549
Verisk Analytics, Inc.(1)	4,039	340,770

		513,319
Road & Rail – 1.7%
Canadian Pacific Railway Ltd.	874	140,548
Old Dominion Freight Line, Inc.	1,876	178,670

		319,218
Semiconductors & Semiconductor Equipment – 6.4%
KLA-Tencor Corp.	3,302	302,166
Lam Research Corp.	1,664	235,340
Microchip Technology, Inc.	2,711	209,235
ON Semiconductor Corp.(1)	13,207	185,426
Xilinx, Inc.	4,342	279,277

		1,211,444
Software – 8.6%
Atlassian Corp. PLC, Class A(1)	7,852	276,233
Cadence Design Systems, Inc.(1)	5,232	175,220
Constellation Software, Inc. (Canada)	626	327,487
Intuit, Inc.	1,320	175,309

June 30, 2017 (unaudited)	Shares	Value
Software (continued)
Nice Ltd., ADR	2,882	$226,871
SS&C Technologies Holdings, Inc.	8,660	332,631
The Ultimate Software Group, Inc.(1)	622	130,657

		1,644,408
Specialty Retail – 0.8%
Tractor Supply Co.	918	49,765
Williams-Sonoma, Inc.	2,294	111,259

		161,024
Textiles, Apparel & Luxury Goods – 2.9%
Carter’s, Inc.	1,337	118,926
Gildan Activewear, Inc.	10,662	327,644
Lululemon Athletica, Inc.(1)	1,775	105,914

		552,484
Total Common Stocks (Cost $16,139,847)		18,306,438

	Principal Amount	Value
Short–Term Investment – 4.1%
Repurchase Agreements – 4.1%

Fixed Income Clearing Corp., 0.12%, dated 6/30/2017, proceeds at maturity value of $774,008, due 7/3/2017(2)	$774,000	774,000
Total Repurchase Agreements (Cost $774,000)		774,000
Total Investments – 100.1% (Cost $16,913,847)		19,080,438
Liabilities in excess of other assets – (0.1)%		(12,597)
Total Net Assets – 100.0%		$19,067,841

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.125%	8/31/2021	$810,000	$792,733

Legend:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

The following is a summary of the inputs used as of June 30, 2017, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$18,188,900	$117,538	*	$—	$18,306,438
Repurchase Agreements	—	774,000		—	774,000
Total	$18,188,900	$891,538		$—	$19,080,438

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Statement of Assets and Liabilities As of June 30, 2017 (unaudited)
Assets
Investments, at value	$19,080,438
Cash	517
Receivable for investments sold	19,349
Reimbursement receivable from adviser	14,589
Dividends/interest receivable	4,878
Prepaid expenses	2,799

Total Assets	19,122,570

Liabilities
Payable for fund shares redeemed	17,837
Accrued audit fees	14,804
Investment advisory fees payable	12,561
Accrued transfer agent fees	5,291
Distribution fees payable	3,926
Accrued expenses and other liabilities	310

Total Liabilities	54,729

Total Net Assets	$19,067,841

Net Assets Consist of:
Paid-in capital	$16,858,325
Accumulated net investment income/(loss)	(4,420)
Accumulated net realized gain/(loss) from investments and foreign currency transactions	47,338
Net unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	2,166,598

Total Net Assets	$19,067,841

Investments, at Cost	$16,913,847

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	1,670,183
Net Asset Value Per Share	$11.42

Statement of Operations For the Six Months Ended June 30, 2017 (unaudited)
Investment Income
Dividends	$83,507
Interest	279
Withholding taxes on foreign dividends	(1,497)

Total Investment Income	82,289

Expenses
Investment advisory fees	67,413
Trustees’ fees	32,553
Professional fees	21,483
Distribution fees	21,066
Custodian and accounting fees	13,156
Insurance expense	7,696
Transfer agent fees	4,202
Shareholder reports	3,074
Administrative fees	843
Other expenses	1,900

Total Expenses	173,386

Less: Fees waived	(81,537)

Total Expenses, Net	91,849

Net Investment Income/(Loss)	(9,560)

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions
Net realized gain/(loss) from investments	51,705
Net realized gain/(loss) from foreign currency transactions	51
Net change in unrealized appreciation/(depreciation) on investments	2,156,495
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	9

Net Gain on Investments and Foreign Currency Transactions	2,208,260

Net Increase in Net Assets Resulting From Operations	$2,198,700

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/17	For the Period Ended 12/31/16[1]

Operations
Net investment income/(loss)	$(9,560)	$5,140
Net realized gain/(loss) from investments and foreign currency transactions	51,756	(4,418)
Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	2,156,504	10,094

Net Increase in Net Assets Resulting from Operations	2,198,700	10,816

Capital Share Transactions
Proceeds from sales of shares	3,797,414	13,260,913
Cost of shares redeemed	(200,002)	—

Net Increase in Net Assets Resulting from Capital Share Transactions	3,597,412	13,260,913

Net Increase in Net Assets	5,796,112	13,271,729

Net Assets
Beginning of period	13,271,729	—

End of period	$19,067,841	$13,271,729

Accumulated Net Investment Income/(Loss) Included in Net Assets	$(4,420)	$5,140

Other Information:
Shares
Sold	360,220	1,328,251
Redeemed	(18,288)	—

Net Increase	341,932	1,328,251

[1]	Commenced operations on September 1, 2016.

6	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

7

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[2]		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return[4,5]
Six Months Ended 6/30/17	$9.99	$(0.01)		$1.44	$1.43	$11.42	14.31%
Period Ended 12/31/16[1]	10.00	0.00	[3]	(0.01)	(0.01)	9.99	(0.10)%

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

	Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4,6]	Gross Ratio of Expenses to Average Net Assets[4]	Net Ratio of Net Investment Income/ (Loss) to Average Net Assets[4,6]	Gross Ratio of Net Investment Loss to Average Net Assets[4]	Portfolio Turnover Rate[4]
$19,068	1.09%	2.06%	(0.11)%	(1.08)%	7%
13,272	1.09%	2.93%	0.14%	(1.70)%	5%

[1]	Commenced operations on September 1, 2016.

[2]	Calculated based on the average shares outstanding during the period.

[3]	Rounds to $0.00 per share.

[4]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

[5]	Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.‘s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

[6]	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment (Loss)/Income to Average Net Assets include the effect of fee waivers and expense limitations.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

June 30, 2017 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers eleven funds. Guardian Mid Cap Traditional Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for the other remaining series of the Trust are presented in separate reports.

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5b). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs including but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended June 30, 2017, there were no transfers among any levels.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2017 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2017, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the period ended June 30, 2017, the Fund did not hold any derivatives.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than class-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Distributions to Shareholders During the period ended June 30, 2017, the Fund elected to be treated as a disregarded entity (“DRE”) for U.S. federal income tax purposes. The Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund in accordance with the current dividend and distribution policy (see Note 4).

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.80% up to $100 million, 0.75% up to $300 million, and 0.73% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2018 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.09% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to the Park Avenue’s recoupment rights. For the period ended June 30, 2017, Park Avenue waived fees and/or paid Fund expenses in the amount of $81,537.

Park Avenue is entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. The amount available for potential future recapture by Park Avenue from the Fund under the Expense Limitation Agreement for the period ended June 30, 2017 is $162,709.

Park Avenue has entered into a Sub-Advisory Agreement with Janus Capital Management LLC (“Janus Capital”). Janus Capital is responsible for providing day-to-day investment advisory services to the Fund, subject to the oversight of the Board of Trustees and Park Avenue. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund for acting as such. Trustees of the Trust who are not interested persons of the Trust receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the period ended June 30, 2017, the Fund paid distribution fees in the amount of $21,066 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders During the period ended June 30, 2017, the Fund elected to be treated as a DRE for U.S. federal income tax purposes. As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $4,875,222 and $1,197,853, respectively, for the period ended June 30, 2017. During the period ended June 30, 2017, there were no purchases or sales of U.S. government securities.

b. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Risk and Concentrations

Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social,

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

As of June 30, 2017, GIAC owns shares representing 100% of the Fund’s net assets.

7. Temporary Borrowings

Effective December 13, 2016, the Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.35% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 12, 2017. The Fund did not utilize the credit facility during the period ended June 30, 2017.

8. Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Fund’s financial statements and determined that no material events have occurred that require disclosure.

9. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

14

SUPPLEMENTAL INFORMATION (UNAUDITED)

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or 1-800-221-3253.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or 1-800-221-3253; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

15

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10004-4025

PUB8177

Guardian Variable

Products Trust

2017

Semiannual Report

All Data as of June 30, 2017

Guardian Mid Cap Relative Value VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2017. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $20,244,997

Sector Allocation[1] As of June 30, 2017

Top Ten Holdings[2] As of June 30, 2017

Holding	% of Total Net Assets
Fidelity National Information Services, Inc.	3.01%
TreeHouse Foods, Inc.	2.87%
Republic Services, Inc.	2.85%
Kansas City Southern	2.72%
Molson Coors Brewing Co., Class B	2.50%
Ameren Corp.	2.45%
CBRE Group, Inc., Class A	2.43%
The Allstate Corp.	2.40%
American Electric Power Co., Inc.	2.22%
Humana, Inc.	2.15%
Total	25.60%

1	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including, as applicable, investment advisory fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17-6/30/17	Expense Ratio During Period 1/1/17-6/30/17
Based on Actual Return	$1,000.00	$1,037.90	$5.51	1.09%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,019.39	$5.46	1.09%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

June 30, 2017 (unaudited)	Shares	Value
Common Stocks – 96.3%
Aerospace & Defense – 3.2%
Raytheon Co.	2,359	$380,931
Rockwell Collins, Inc.	2,618	275,100

		656,031
Banks – 4.9%
Fifth Third Bancorp	9,358	242,934
PacWest Bancorp	5,973	278,939
Regions Financial Corp.	20,927	306,371
Zions Bancorporation	3,673	161,281

		989,525
Beverages – 2.5%
Molson Coors Brewing Co., Class B	5,864	506,298

		506,298
Capital Markets – 2.4%
Northern Trust Corp.	3,727	362,301
TD Ameritrade Holding Corp.	2,731	117,406

		479,707
Chemicals – 2.8%
International Flavors & Fragrances, Inc.	2,485	335,475
PPG Industries, Inc.	2,170	238,613

		574,088
Commercial Services & Supplies – 3.9%
Republic Services, Inc.	9,066	577,776
Stericycle, Inc.(1)	2,857	218,046

		795,822
Communications Equipment – 3.6%
ARRIS International PLC(1)	10,833	303,541
Harris Corp.	3,803	414,831

		718,372
Construction & Engineering – 1.4%
Jacobs Engineering Group, Inc.	5,280	287,179

		287,179
Construction Materials – 0.9%
Eagle Materials, Inc.	1,892	174,859

		174,859
Consumer Finance – 1.3%
Ally Financial, Inc.	12,609	263,528

		263,528
Containers & Packaging – 5.5%
International Paper Co.	6,457	365,531
Packaging Corp. of America	3,885	432,750
Sealed Air Corp.	7,202	322,361

		1,120,642
Electric Utilities – 2.2%
American Electric Power Co., Inc.	6,471	449,540

		449,540
Energy Equipment & Services – 5.8%
Baker Hughes, Inc.	4,156	226,543
C&J Energy Services, Inc.(1)	4,099	140,473

June 30, 2017 (unaudited)	Shares	Value
Energy Equipment & Services (continued)
Frank’s International N.V.	7,143	$59,215
National Oilwell Varco, Inc.	8,518	280,583
Patterson-UTI Energy, Inc.	16,340	329,905
US Silica Holdings, Inc.	3,708	131,597

		1,168,316
Equity Real Estate Investment – 4.7%
American Campus Communities, Inc. REIT	7,131	337,296
Corporate Office Properties Trust REIT	4,719	165,307
Invitation Homes, Inc. REIT	8,914	192,810
Mid-America Apartment Communities, Inc. REIT	2,372	249,961

		945,374
Food Products – 2.9%
TreeHouse Foods, Inc.(1)	7,118	581,469

		581,469
Health Care Equipment & Supplies – 2.5%
STERIS PLC	3,070	250,205
Varian Medical Systems, Inc.(1)	2,551	263,238

		513,443
Health Care Providers & Services – 5.8%
AmerisourceBergen Corp.	3,079	291,058
Humana, Inc.	1,805	434,319
Patterson Cos., Inc.	4,370	205,172
Universal Health Services, Inc., Class B	1,938	236,591

		1,167,140
Hotels, Restaurants & Leisure – 0.9%
The Wendy’s Co.	11,470	177,900

		177,900
Household Durables – 1.0%
Mohawk Industries, Inc.(1)	851	205,678

		205,678
Insurance – 11.2%
Arch Capital Group Ltd.(1)	2,702	252,070
Brown & Brown, Inc.	8,290	357,050
FNF Group	8,930	400,332
Loews Corp.	9,205	430,886
The Allstate Corp.	5,500	486,420
Willis Towers Watson PLC	2,393	348,086

		2,274,844
IT Services – 8.3%
Amdocs Ltd.	6,077	391,723
DST Systems, Inc.	5,288	326,270
Fidelity National Information Services, Inc.	7,142	609,927
Leidos Holdings, Inc.	6,688	345,703

		1,673,623
Machinery – 2.5%
Deere & Co.	2,071	255,955
Flowserve Corp.	5,308	246,450

		502,405

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

June 30, 2017 (unaudited)	Shares	Value
Multi-Utilities – 2.4%
Ameren Corp.	9,063	$495,474

		495,474
Multiline Retail – 1.7%
Kohl’s Corp.	8,780	339,523

		339,523
Oil, Gas & Consumable Fuels – 2.4%
Anadarko Petroleum Corp.	4,541	205,889
Hess Corp.	6,226	273,135

		479,024
Real Estate Management & Development – 2.4%
CBRE Group, Inc., Class A(1)	13,494	491,182

		491,182
Road & Rail – 4.3%
Kansas City Southern	5,259	550,354
Ryder System, Inc.	4,394	316,280

		866,634
Specialty Retail – 0.9%
Signet Jewelers Ltd.	2,936	185,673

		185,673
Water Utilities – 2.0%
American Water Works Co., Inc.	5,235	408,068

		408,068
Total Common Stocks (Cost $18,144,133)		19,491,361

June 30, 2017 (unaudited)	Principal Amount	Value
Short–Term Investment – 4.8%
Repurchase Agreements – 4.8%

Fixed Income Clearing Corp., 0.12%, dated 6/30/2017, proceeds at maturity value of $978,010, due 7/3/2017(2)	$978,000	$978,000
Total Repurchase Agreements (Cost $978,000)		978,000
Total Investments – 101.1% (Cost $19,122,133)		20,469,361
Liabilities in excess of other assets – (1.1)%		(224,364)
Total Net Assets – 100.0%		$20,244,997

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.125%	8/31/2021	$1,020,000	$998,257

Legend:

REIT — Real Estate Investment Trust

The following is a summary of the inputs used as of June 30, 2017, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$19,491,361	$—	$—	$19,491,361
Repurchase Agreements	—	978,000	—	978,000
Total	$19,491,361	$978,000	$—	$20,469,361

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Statement of Assets and Liabilities As of June 30, 2017 (unaudited)
Assets
Investments, at value	$20,469,361
Cash	72
Receivable for investments sold	112,253
Dividends/interest receivable	22,239
Reimbursement receivable from adviser	14,994
Prepaid expenses	2,800

Total Assets	20,621,719

Liabilities
Payable for investments purchased	319,789
Payable for fund shares redeemed	20,782
Accrued audit fees	14,803
Investment advisory fees payable	11,962
Distribution fees payable	4,153
Accrued trustees’ fees	659
Accrued expenses and other liabilities	4,574

Total Liabilities	376,722

Total Net Assets	$20,244,997

Net Assets Consist of:
Paid-in capital	$18,627,912
Accumulated net investment income/(loss)	89,566
Accumulated net realized gain/(loss) from investments	180,291
Net unrealized appreciation/(depreciation) on investments	1,347,228

Total Net Assets	$20,244,997

Investments, at Cost	$19,122,133

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	1,805,008
Net Asset Value Per Share	$11.22

Statement of Operations For the Six Months Ended June 30, 2017 (unaudited)
Investment Income
Dividends	$152,942
Interest	318
Withholding taxes on foreign dividends	(169)

Total Investment Income	153,091

Expenses
Investment advisory fees	66,034
Trustees’ fees	35,398
Distribution fees	22,929
Professional fees	21,888
Custodian and accounting fees	15,936
Insurance expense	7,696
Transfer agent fees	4,247
Shareholder reports	4,077
Administrative fees	917
Other expenses	2,090

Total Expenses	181,212

Less: Fees waived	(81,244)

Total Expenses, Net	99,968

Net Investment Income/(Loss)	53,123

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments
Net realized gain/(loss) from investments	93,367
Net change in unrealized appreciation/(depreciation) on investments	504,172

Net Gain on Investments	597,539

Net Increase in Net Assets Resulting From Operations	$650,662

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/17	For the Period Ended 12/31/16[1]

Operations
Net investment income/(loss)	$53,123	$36,443
Net realized gain/(loss) from investments	93,367	86,924
Net change in unrealized appreciation/(depreciation) on investments	504,172	843,056

Net Increase in Net Assets Resulting from Operations	650,662	966,423

Capital Share Transactions
Proceeds from sales of shares	4,767,681	13,954,743
Cost of shares redeemed	(94,512)	—

Net Increase in Net Assets Resulting from Capital Share Transactions	4,673,169	13,954,743

Net Increase in Net Assets	5,323,831	14,921,166

Net Assets
Beginning of period	14,921,166	—

End of period	$20,244,997	$14,921,166

Accumulated Net Investment Income Included in Net Assets	$89,566	$36,443

Other Information:
Shares
Sold	433,279	1,380,247
Redeemed	(8,518)	—

Net Increase	424,761	1,380,247

[1]	Commenced operations on September 1, 2016.

6	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

7

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income[2]	Net Realized and Unrealized Gain	Total Operations	Net Asset Value, End of Period	Total Return[3,4]
Six Months Ended 6/30/17	$10.81	$0.03	$0.38	$0.41	$11.22	3.79%
Period Ended 12/31/16[1]	10.00	0.03	0.78	0.81	10.81	8.10%

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[3,5]	Gross Ratio of Expenses to Average Net Assets[3]	Net Ratio of Net Investment Income to Average Net Assets[3,5]	Gross Ratio of Net Investment Loss to Average Net Assets[3]	Portfolio Turnover Rate[3]
$20,245	1.09%	1.98%	0.58%	(0.31)%	22%
14,921	1.09%	2.80%	0.93%	(0.76)%	14%

[1]	Commenced operations on September 1, 2016.

[2]	Calculated based on the average shares outstanding during the period.

[3]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

[4]	Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.‘s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

[5]	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

June 30, 2017 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers eleven funds. Guardian Mid Cap Relative Value VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for the other remaining series of the Trust are presented in separate reports.

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5b). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs including but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended June 30, 2017, there were no transfers among any levels.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2017 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2017, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the period ended June 30, 2017, the Fund did not hold any derivatives.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than class-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Distributions to Shareholders During the period ended June 30, 2017, the Fund elected to be treated as a disregarded entity (“DRE”) for U.S. federal income tax purposes. The Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund in accordance with the current dividend and distribution policy (see Note 4).

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.72% up to $100 million, 0.67% up to $300 million, 0.62% up to $500 million, and 0.60% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2018 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.09% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to the Park Avenue’s recoupment rights. For the period ended June 30, 2017, Park Avenue waived fees and/or paid Fund expenses in the amount of $81,244.

Park Avenue is entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. The amount available for potential future recapture by Park Avenue from the Fund under the Expense Limitation Agreement for the period ended June 30, 2017 is $161,258.

Park Avenue has entered into a Sub-Advisory Agreement with Wells Capital Management Incorporated (“Wells Capital”). Wells Capital is responsible for providing day-to-day investment advisory services to the Fund, subject to the oversight of the Board of Trustees and Park Avenue. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund for acting as such. Trustees of the Trust who are not interested persons of the Trust receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the period ended June 30, 2017, the Fund paid distribution fees in the amount of $22,929 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders During the period ended June 30, 2017, the Fund elected to be treated as a DRE for U.S. federal income tax purposes. As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $8,917,982 and $3,817,394, respectively, for the period ended June 30, 2017. During the period ended June 30, 2017, there were no purchases or sales of U.S. government securities.

b. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Risk and Concentrations

Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

As of June 30, 2017, GIAC owns shares representing 100% of the Fund’s net assets.

7. Temporary Borrowings

Effective December 13, 2016, the Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.35% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 12, 2017. The Fund did not utilize the credit facility during the period ended June 30, 2017.

8. Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Fund’s financial statements and determined that no material events have occurred that require disclosure.

9. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

14

SUPPLEMENTAL INFORMATION (UNAUDITED)

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or 1-800-221-3253.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or 1-800-221-3253; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

15

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10004-4025

PUB8176

Guardian Variable

Products Trust

2017

Semiannual Report

All Data as of June 30, 2017

Guardian International Growth VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2017. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN INTERNATIONAL GROWTH VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $14,573,908

Geographic Region Allocation[1] As of June 30, 2017

Sector Allocation[2] As of June 30, 2017

1

GUARDIAN INTERNATIONAL GROWTH VIP FUND

Top Ten Holdings[1] As of June 30, 2017 (unaudited)

Holding	Country	% of Total Net Assets
Unilever PLC	United Kingdom	4.37%
Roche Holding AG	Switzerland	3.66%
British American Tobacco PLC	United Kingdom	3.11%
Bayer AG (Reg S)	Germany	2.89%
AIA Group Ltd.	Hong Kong	2.83%
SAP SE	Germany	2.82%
Novo Nordisk A/S, Class B	Denmark	2.73%
Anheuser-Busch InBev S.A.	Belgium	2.70%
Prudential PLC	United Kingdom	2.37%
Reckitt Benckiser Group PLC	United Kingdom	2.32%
Total		29.80%

1	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.
2	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.

2

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including, as applicable, investment advisory fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17-6/30/17	Expense Ratio During Period 1/1/17-6/30/17
Based on Actual Return	$1,000.00	$1,191.30	$6.63	1.22%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,018.75	$6.11	1.22%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

June 30, 2017 (unaudited)	Shares	Value
Common Stocks – 96.5%
Belgium – 2.7%
Anheuser-Busch InBev S.A.	3,562	$394,154

		394,154
Cayman Islands – 1.3%
Baidu, Inc., ADR(1)	1,033	184,762

		184,762
Denmark – 2.7%
Novo Nordisk A/S, Class B	9,271	397,680

		397,680
Finland – 1.5%
Wartsila OYJ Abp	3,609	213,331

		213,331
France – 3.3%
Accor S.A.	4,028	189,812
Safran S.A.	3,180	291,689

		481,501
Germany – 13.6%
Bayer AG (Reg S)	3,261	421,921
Continental AG	1,194	257,675
Delivery Hero AG(1)(2)	5,101	161,966
Deutsche Boerse AG	2,124	224,616
Fresenius SE & Co. KGaA	3,133	269,401
SAP SE	3,926	410,342
Zalando SE(1)(2)	5,010	229,675

		1,975,596
Hong Kong – 2.8%
AIA Group Ltd.	56,400	412,235

		412,235
Ireland – 1.5%
Ryanair Holdings PLC, ADR(1)	2,031	218,556

		218,556
Israel – 1.1%
Teva Pharmaceutical Industries Ltd., ADR	4,682	155,536

		155,536
Japan – 19.4%
FANUC Corp.	1,200	231,725
KDDI Corp.	6,400	169,549
Keyence Corp.	500	220,084
Komatsu Ltd.	7,100	181,003
Kubota Corp.	12,500	210,646
Makita Corp.	4,400	162,931
Nidec Corp.	1,900	195,107
Nitori Holdings Co. Ltd.	1,300	173,968
Nitto Denko Corp.	2,200	181,484
ORIX Corp.	11,000	170,984
Recruit Holdings Co. Ltd.	10,500	180,694
Shimano, Inc.	1,200	190,195
Shiseido Co. Ltd.	5,600	199,498
Sugi Holdings Co. Ltd.	3,300	176,902

June 30, 2017 (unaudited)	Shares	Value
Japan (continued)
Tokyo Electron Ltd.	1,300	$176,117

		2,820,887
Luxembourg – 0.8%
Eurofins Scientific SE	217	122,341

		122,341
Netherlands – 5.6%
Altice N.V., Class A(1)	10,738	249,712
ASML Holding N.V.	2,038	265,350
RELX N.V.	14,694	302,370

		817,432
Republic of Korea – 1.4%
Samsung Electronics Co. Ltd., GDR	197	203,895

		203,895
South Africa – 1.1%
Naspers Ltd., Class N	820	159,477

		159,477
Spain – 1.5%
Grifols S.A., ADR	10,201	215,547

		215,547
Sweden – 1.9%
Atlas Copco AB, Class A	7,163	275,880

		275,880
Switzerland – 8.2%
Cie Financiere Richemont S.A. (Reg S)	3,428	282,870
LafargeHolcim Ltd. (Reg S)(1)	3,306	189,919
Roche Holding AG	2,087	532,887
UBS Group AG (Reg S)(1)	11,347	192,623

		1,198,299
Taiwan – 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,098	178,226

		178,226
United Kingdom – 24.9%
Booker Group PLC	41,390	100,504
British American Tobacco PLC	6,667	453,903
Burberry Group PLC	9,852	213,445
Intertek Group PLC	4,742	260,815
Meggitt PLC	27,755	172,661
Persimmon PLC	5,638	164,714
Prudential PLC	15,045	345,635
Reckitt Benckiser Group PLC	3,338	338,682
Shire PLC	4,387	241,700
Unilever PLC	11,746	636,242
Vodafone Group PLC	110,559	313,743
Worldpay Group PLC(2)	51,744	212,241
WPP PLC	8,589	180,713

		3,634,998
Total Common Stocks (Cost $12,454,744)		14,060,333

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

June 30, 2017 (unaudited)	Shares	Value
Preferred Stocks – 1.8%
Germany – 1.8%
Henkel AG & Co. KGaA	1,963	$270,170

Total Preferred Stocks (Cost $253,687)		270,170

	Principal Amount	Value
Short–Term Investment – 2.5%
Repurchase Agreements – 2.5%

Fixed Income Clearing Corp., 0.12%, dated 6/30/2017, proceeds at maturity value of $363,004, due 7/3/2017(3)	$363,000	363,000
Total Repurchase Agreements (Cost $363,000)		363,000
Total Investments – 100.8% (Cost $13,071,431)		14,693,503
Liabilities in excess of other assets – (0.8)%		(119,595)
Total Net Assets – 100.0%		$14,573,908

(1)	Non-income-producing security.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2017, the aggregate market value of these securities amounted to $603,882, representing 4.1% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.125%	8/31/2021	$380,000	$371,900

Legend:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

The following is a summary of the inputs used as of June 30, 2017, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Belgium	$—	$394,154	*	$—	$394,154
Cayman Islands	184,762	—		—	184,762
Denmark	—	397,680	*	—	397,680
Finland	—	213,331	*	—	213,331
France	—	481,501	*	—	481,501
Germany	161,966	1,813,630	*	—	1,975,596
Hong Kong	—	412,235	*	—	412,235
Ireland	218,556	—		—	218,556
Israel	155,536	—		—	155,536
Japan	—	2,820,887	*	—	2,820,887
Luxembourg	—	122,341	*	—	122,341
Netherlands	—	817,432	*	—	817,432
Republic of Korea	203,895	—		—	203,895
South Africa	—	159,477	*	—	159,477
Spain	215,547	—		—	215,547
Sweden	—	275,880	*	—	275,880
Switzerland	—	1,198,299	*	—	1,198,299
Taiwan	178,226	—		—	178,226
United Kingdom	—	3,634,998	*	—	3,634,998
Preferred Stocks
Germany	—	270,170	*	—	270,170
Repurchase Agreements	—	363,000		—	363,000
Total	$1,318,488	$13,375,015		$—	$14,693,503

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Statement of Assets and Liabilities As of June 30, 2017 (unaudited)
Assets
Investments, at value	$14,693,503
Cash	506
Foreign currency, at value	14,245
Dividends/interest receivable	39,364
Reimbursement receivable from adviser	14,001
Foreign tax reclaims receivable	9,990
Prepaid expenses	2,800

Total Assets	14,774,409

Liabilities
Payable for investments purchased	152,328
Accrued audit fees	18,702
Investment advisory fees payable	9,721
Payable for fund shares redeemed	6,899
Distribution fees payable	3,038
Accrued expenses and other liabilities	9,813

Total Liabilities	200,501

Total Net Assets	$14,573,908

Net Assets Consist of:
Paid-in capital	$12,665,418
Accumulated net investment income/(loss)	109,116
Accumulated net realized gain/(loss) from investments and foreign currency transactions	175,889
Net unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	1,623,485

Total Net Assets	$14,573,908

Investments, at Cost	$13,071,431

Foreign Currency, at Cost	$13,803

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	1,271,579
Net Asset Value Per Share	$11.46

Statement of Operations For the Six Months Ended June 30, 2017 (unaudited)
Investment Income
Dividends	$208,740
Interest	121
Withholding taxes on foreign dividends	(17,320)

Total Investment Income	191,541

Expenses
Investment advisory fees	52,777
Trustees’ fees	26,994
Custodian and accounting fees	23,037
Professional fees	21,761
Distribution fees	16,493
Insurance expense	7,696
Shareholder reports	4,225
Transfer agent fees	4,041
Administrative fees	660
Other expenses	1,692

Total Expenses	159,376

Less: Fees waived	(78,891)

Total Expenses, Net	80,485

Net Investment Income/(Loss)	111,056

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions
Net realized gain/(loss) from investments	165,719
Net realized gain/(loss) from foreign currency transactions	2,849
Net change in unrealized appreciation/(depreciation) on investments	2,010,974
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	1,971

Net Gain on Investments and Foreign Currency Transactions	2,181,513

Net Increase in Net Assets Resulting From Operations	$2,292,569

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/17	For the Period Ended 12/31/16[1]

Operations
Net investment income/(loss)	$111,056	$(1,940)
Net realized gain/(loss) from investments and foreign currency transactions	168,568	7,321
Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	2,012,945	(389,460)

Net Increase/(Decrease) in Net Assets Resulting from Operations	2,292,569	(384,079)

Capital Share Transactions
Proceeds from sales of shares	1,579,295	11,364,408
Cost of shares redeemed	(278,285)	—

Net Increase in Net Assets Resulting from Capital Share Transactions	1,301,010	11,364,408

Net Increase in Net Assets	3,593,579	10,980,329

Net Assets
Beginning of period	10,980,329	—

End of period	$14,573,908	$10,980,329

Accumulated Net Investment Income/(Loss) Included in Net Assets	$109,116	$(1,940)

Other Information:
Shares
Sold	154,748	1,141,661
Redeemed	(24,830)	—

Net Increase	129,918	1,141,661

[1]	Commenced operations on September 1, 2016.

8	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

9

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)[2]	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return[4,5]
Six Months Ended 6/30/17	$9.62	$0.09	$1.75	$1.84	$11.46	19.13%
Period Ended 12/31/16[1]	10.00	(0.00)[3]	(0.38)	(0.38)	9.62	(3.80)%

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4,6]	Gross Ratio of Expenses to Average Net Assets[4]	Net Ratio of Net Investment Income/(Loss) to Average Net Assets[4,6]	Gross Ratio of Net Investment Income/(Loss) to Average Net Assets[4]	Portfolio Turnover Rate[4]
$14,574	1.22%	2.42%	1.68%	0.48%	10%
10,980	1.22%	3.20%	(0.06)%	(2.04)%	8%

[1]	Commenced operations on September 1, 2016.

[2]	Calculated based on the average shares outstanding during the period.

[3]	Rounds to $(0.00) per share.

[4]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

[5]	Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.‘s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

[6]	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations.

The accompanying notes are an integral part of these financial statements.	11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

June 30, 2017 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers eleven funds. Guardian International Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for the other remaining series of the Trust are presented in separate reports.

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks total return consisting of long-term capital growth and current income.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5b). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs including but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended June 30, 2017, there were no transfers among any levels.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2017 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2017, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the period ended June 30, 2017, the Fund did not hold any derivatives.

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than class-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Distributions to Shareholders During the period ended June 30, 2017, the Fund elected to be treated as a disregarded entity (“DRE”) for U.S. federal income tax purposes. The Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund in accordance with the current dividend and distribution policy (see Note 4).

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.80% of the first $100 million, and 0.75% in excess of $100 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2018 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.22% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

only upon approval of the Board of Trustees, and is subject to the Park Avenue’s recoupment rights. For the period ended June 30, 2017, Park Avenue waived fees and/or paid Fund expenses in the amount of $78,891.

Park Avenue is entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. The amount available for potential future recapture by Park Avenue from the Fund under the Expense Limitation Agreement for the period ended June 30, 2017 is $163,174.

Park Avenue has entered into a Sub-Advisory Agreement with J.P. Morgan Investment Management Inc. (“J.P. Morgan”). J.P. Morgan is responsible for providing day-to-day investment advisory services to the Fund, subject to the oversight of the Board of Trustees and Park Avenue. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund for acting as such. Trustees of the Trust who are not interested persons of the Trust receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the period ended June 30, 2017, the Fund paid distribution fees in the amount of $16,493 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders During the period ended June 30, 2017, the Fund elected to be treated as a DRE for U.S. federal income tax purposes. As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $2,789,442 and $1,278,857, respectively, for the period ended June 30, 2017. During the period ended June 30, 2017, there were no purchases or sales of U.S. government securities.

b. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Risk and Concentrations

Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of

15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

As of June 30, 2017, GIAC owns shares representing 100% of the Fund’s net assets.

7. Temporary Borrowings

Effective December 13, 2016, the Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.35% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 12, 2017. The Fund did not utilize the credit facility during the period ended June 30, 2017.

8. Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Fund’s financial statements and determined that no material events have occurred that require disclosure.

9. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or 1-800-221-3253.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or 1-800-221-3253; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

17

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10004-4025

PUB8171

Guardian Variable

Products Trust

2017

Semiannual Report

All Data as of June 30, 2017

Guardian International Value VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2017. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN INTERNATIONAL VALUE VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $20,906,100

Geographic Region Allocation[1] As of June 30, 2017

Sector Allocation[2] As of June 30, 2017

1

GUARDIAN INTERNATIONAL VALUE VIP FUND

Top Ten Holdings[1] As of June 30, 2017 (unaudited)

Holding	Country	% of Total Net Assets
Prudential PLC	United Kingdom	3.42%
Novartis AG (Reg S)	Switzerland	3.12%
British American Tobacco PLC	United Kingdom	3.08%
Daiwa House Industry Co. Ltd.	Japan	3.01%
Valeo S.A.	France	2.69%
SAP SE	Germany	2.64%
Shire PLC	United Kingdom	2.59%
Royal Dutch Shell PLC, Class A	United Kingdom	2.47%
Vinci S.A.	France	2.31%
Medtronic PLC	Ireland	2.20%
Total		27.53%

1	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.
2	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.

2

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including, as applicable, investment advisory fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17-6/30/17	Expense Ratio During Period 1/1/17-6/30/17
Based on Actual Return	$1,000.00	$1,120.50	$5.84	1.11%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,019.29	$5.56	1.11%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL VALUE VIP FUND

June 30, 2017 (unaudited)	Shares	Value
Common Stocks – 97.2%
Australia – 1.0%
Caltex Australia Ltd.	8,407	$204,022

		204,022
Belgium – 2.6%
Anheuser-Busch InBev S.A.	3,394	375,564
KBC Group N.V.	2,122	161,083

		536,647
Brazil – 1.0%
BB Seguridade Participacoes S.A.	24,508	211,945

		211,945
Canada – 4.3%
Canadian National Railway Co.	3,547	287,797
National Bank of Canada	6,349	266,973
Suncor Energy, Inc.	11,810	345,066

		899,836
Denmark – 2.4%
AP Moller - Maersk A/S, Class B	117	236,417
Carlsberg A/S, Class B	2,450	262,273

		498,690
Finland – 1.5%
Sampo OYJ, Class A	6,110	314,098

		314,098
France – 10.7%
Air Liquide S.A.	2,970	369,090
Capgemini SE	4,374	454,489
Cie Generale des Etablissements Michelin	2,817	374,516
Valeo S.A.	8,288	562,202
Vinci S.A.	5,665	483,906

		2,244,203
Germany – 3.5%
Deutsche Post AG	4,792	179,815
SAP SE	5,270	550,816

		730,631
Ireland – 3.5%
Medtronic PLC	5,189	460,524
Ryanair Holdings PLC, ADR(1)	2,584	278,064

		738,588
Italy – 1.6%
UniCredit S.p.A.(1)	17,401	328,134

		328,134
Japan – 17.6%
ABC-Mart, Inc.	3,300	194,437
Daiwa House Industry Co. Ltd.	18,420	630,234
Don Quijote Holdings Co. Ltd.	11,900	451,559
Hoshizaki Corp.	1,600	144,836
Isuzu Motors Ltd.	24,700	305,496
Kao Corp.	3,730	221,699
KDDI Corp.	10,100	267,570
Makita Corp.	8,900	329,566

June 30, 2017 (unaudited)	Shares	Value
Japan (continued)
Seven & i Holdings Co. Ltd.	5,000	$206,168
Sony Corp.	11,200	427,223
Sumitomo Mitsui Financial Group, Inc.	8,900	348,175
United Arrows Ltd.	4,600	149,204

		3,676,167
Luxembourg – 1.3%
RTL Group S.A.	1,732	130,992
Tenaris S.A.	9,417	146,857

		277,849
Netherlands – 3.6%
Airbus SE	2,119	174,599
Koninklijke KPN N.V.	53,067	170,282
Wolters Kluwer N.V.	9,456	400,720

		745,601
Norway – 2.4%
Statoil ASA	13,308	221,180
Telenor ASA	17,160	284,597

		505,777
Philippines – 0.0%
Alliance Global Group, Inc.	14,300	4,053

		4,053
Singapore – 1.5%
DBS Group Holdings Ltd.	21,300	320,903

		320,903
Spain – 1.0%
Red Electrica Corp. S.A.	9,592	200,868

		200,868
Sweden – 4.0%
Assa Abloy AB, Class B	19,907	437,592
Nordea Bank AB	30,339	387,163

		824,755
Switzerland – 4.1%
Julius Baer Group Ltd.(1)	3,844	202,586
Novartis AG (Reg S)	7,808	652,038

		854,624
Taiwan – 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,520	297,859

		297,859
Turkey – 0.7%
Turkiye Garanti Bankasi A.S.	54,844	152,575

		152,575
United Kingdom – 27.5%
Aon PLC	3,424	455,221
BHP Billiton PLC	27,520	421,621
British American Tobacco PLC	9,469	644,670
BT Group PLC	45,979	176,566
ConvaTec Group PLC(1)(2)	55,878	232,374
Diageo PLC	10,492	310,158

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL VALUE VIP FUND

June 30, 2017 (unaudited)	Shares	Value
United Kingdom (continued)
Howden Joinery Group PLC	28,095	$149,005
Informa PLC	24,506	213,718
Provident Financial PLC	2,884	91,443
Prudential PLC	31,112	714,749
RELX PLC	19,923	431,132
Royal Dutch Shell PLC, Class A	19,400	515,323
Shire PLC	9,827	541,414
Unilever PLC	7,905	428,188
Wolseley PLC	7,011	431,156

		5,756,738
Total Common Stocks (Cost $18,501,935)		20,324,563

	Principal Amount	Value
Short–Term Investment – 3.2%
Repurchase Agreements – 3.2%

Fixed Income Clearing Corp., 0.12%, dated 6/30/2017, proceeds at maturity value of $664,007, due 7/3/2017(3)	$664,000	664,000
Total Repurchase Agreements (Cost $664,000)		664,000
Total Investments – 100.4% (Cost $19,165,935)		20,988,563
Liabilities in excess of other assets – (0.4)%		(82,463)
Total Net Assets – 100.0%		$20,906,100

(1)	Non-income-producing security.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2017, the aggregate market value of these securities amounted to $232,374, representing 1.1% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.125%	8/31/2021	$695,000	$680,185

Legend:

ADR — American Depositary Receipt

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL VALUE VIP FUND

The following is a summary of the inputs used as of June 30, 2017, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$204,022	*	$—	$204,022
Belgium	—	536,647	*	—	536,647
Brazil	211,945	—		—	211,945
Canada	899,836	—		—	899,836
Denmark	—	498,690	*	—	498,690
Finland	—	314,098	*	—	314,098
France	—	2,244,203	*	—	2,244,203
Germany	—	730,631	*	—	730,631
Ireland	738,588	—		—	738,588
Italy	—	328,134	*	—	328,134
Japan	—	3,676,167	*	—	3,676,167
Luxembourg	—	277,849	*	—	277,849
Netherlands	—	745,601	*	—	745,601
Norway	—	505,777	*	—	505,777
Philippines	—	4,053	*	—	4,053
Singapore	—	320,903	*	—	320,903
Spain	—	200,868	*	—	200,868
Sweden	—	824,755	*	—	824,755
Switzerland	—	854,624	*	—	854,624
Taiwan	297,859	—		—	297,859
Turkey	—	152,575	*	—	152,575
United Kingdom	455,221	5,301,517	*	—	5,756,738
Repurchase Agreements	—	664,000		—	664,000
Total	$2,603,449	$18,385,114		$—	$20,988,563

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL VALUE VIP FUND

Statement of Assets and Liabilities As of June 30, 2017 (unaudited)
Assets
Investments, at value	$20,988,563
Cash	780
Foreign currency, at value	14,691
Dividends/interest receivable	21,357
Reimbursement receivable from adviser	21,236
Foreign tax reclaims receivable	8,353
Receivable for investments sold	197
Prepaid expenses	2,801

Total Assets	21,057,978

Liabilities
Payable for investments purchased	96,935
Payable for fund shares redeemed	24,214
Investment advisory fees payable	13,849
Accrued audit fees	12,552
Distribution fees payable	4,328

Total Liabilities	151,878

Total Net Assets	$20,906,100

Net Assets Consist of:
Paid-in capital	$19,133,940
Accumulated net investment income/(loss)	226,136
Accumulated net realized gain/(loss) from investments and foreign currency transactions	(277,098)
Net unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	1,823,122

Total Net Assets	$20,906,100

Investments, at Cost	$19,165,935

Foreign Currency, at Cost	$14,760

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	1,938,356
Net Asset Value Per Share	$10.79

Statement of Operations For the Six Months Ended June 30, 2017 (unaudited)
Investment Income
Dividends	$352,604
Interest	320
Withholding taxes on foreign dividends	(39,581)

Total Investment Income	313,343

Expenses
Investment advisory fees	74,317
Trustees’ fees	33,838
Custodian and accounting fees	30,420
Distribution fees	23,224
Professional fees	22,664
Shareholder reports	4,346
Transfer agent fees	4,192
Administrative fees	929
Other expenses	9,872

Total Expenses	203,802

Less: Fees waived	(100,687)

Total Expenses, Net	103,115

Net Investment Income/(Loss)	210,228

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions
Net realized gain/(loss) from investments	(215,980)
Net realized gain/(loss) from foreign currency transactions	3,246
Net change in unrealized appreciation/(depreciation) on investments	2,149,820
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	899

Net Gain on Investments and Foreign Currency Transactions	1,937,985

Net Increase in Net Assets Resulting From Operations	$2,148,213

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL VALUE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/17	For the Period Ended 12/31/16[1]

Operations
Net investment income/(loss)	$210,228	$15,908
Net realized gain/(loss) from investments and foreign currency transactions	(212,734)	(64,364)
Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	2,150,719	(327,597)

Net Increase/(Decrease) in Net Assets Resulting from Operations	2,148,213	(376,053)

Capital Share Transactions
Proceeds from sales of shares	5,297,942	14,475,794
Cost of shares redeemed	(639,796)	—

Net Increase in Net Assets Resulting from Capital Share Transactions	4,658,146	14,475,794

Net Increase in Net Assets	6,806,359	14,099,741

Net Assets
Beginning of period	14,099,741	—

End of period	$20,906,100	$14,099,741

Accumulated Net Investment Income Included in Net Assets	$226,136	$15,908

Other Information:
Shares
Sold	534,176	1,463,940
Redeemed	(59,760)	—

Net Increase	474,416	1,463,940

[1]	Commenced operations on September 1, 2016.

8	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

9

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL VALUE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income[2]	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return[3,4]
Six Months Ended 6/30/17	$9.63	$0.12	$1.04	$1.16	$10.79	12.05%
Periods Ended 12/31/16[1]	10.00	0.01	(0.38)	(0.37)	9.63	(3.70)%

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL VALUE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[3,5]	Gross Ratio of Expenses to Average Net Assets[3]	Net Ratio of Net Investment Income to Average Net Assets[3,5]	Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets[3]	Portfolio Turnover Rate[3]
$20,906	1.11%	2.19%	2.26%	1.18%	22%
14,100	1.11%	3.11%	0.42%	(1.58)%	8%

[1]	Commenced operations on September 1, 2016.

[2]	Calculated based on the average shares outstanding during the period.

[3]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

[4]	Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.‘s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

[5]	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

The accompanying notes are an integral part of these financial statements.	11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL VALUE VIP FUND

June 30, 2017 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers eleven funds. Guardian International Value VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for the other remaining series of the Trust are presented in separate reports.

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5b). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL VALUE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs including but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended June 30, 2017, there were no transfers among any levels.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2017 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2017, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the period ended June 30, 2017, the Fund did not hold any derivatives.

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL VALUE VIP FUND

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than class-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Distributions to Shareholders During the period ended June 30, 2017, the Fund elected to be treated as a disregarded entity (“DRE”) for U.S. federal income tax purposes. The Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund in accordance with the current dividend and distribution policy (see Note 4).

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.80% of the first $100 million, and 0.75% in excess of $100 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2018 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.11% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL VALUE VIP FUND

only upon approval of the Board of Trustees, and is subject to the Park Avenue’s recoupment rights. For the period ended June 30, 2017, Park Avenue waived fees and/or paid Fund expenses in the amount of $100,687.

Park Avenue is entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. The amount available for potential future recapture by Park Avenue from the Fund under the Expense Limitation Agreement for the period ended June 30, 2017 is $190,520.

Park Avenue has entered into a Sub-Advisory Agreement with Lazard Asset Management LLC (“Lazard”). Lazard is responsible for providing day-to-day investment advisory services to the Fund, subject to the oversight of the Board of Trustees and Park Avenue. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund for acting as such. Trustees of the Trust who are not interested persons of the Trust receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the period ended June 30, 2017, the Fund paid distribution fees in the amount of $23,224 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders During the period ended June 30, 2017, the Fund elected to be treated as a DRE for U.S. federal income tax purposes. As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $9,049,640 and $3,868,712, respectively, for the period ended June 30, 2017. During the period ended June 30, 2017, there were no purchases or sales of U.S. government securities.

b. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Risk and Concentrations

Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL VALUE VIP FUND

In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

As of June 30, 2017, GIAC owns shares representing 100% of the Fund’s net assets.

7. Temporary Borrowings

Effective December 13, 2016, the Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.35% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 12, 2017. The Fund did not utilize the credit facility during the period ended June 30, 2017.

8. Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Fund’s financial statements and determined that no material events have occurred that require disclosure.

9. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or 1-800-221-3253.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or 1-800-221-3253; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

17

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10004-4025

PUB8172

Guardian Variable

Products Trust

2017

Semiannual Report

All Data as of June 30, 2017

Guardian Core Plus Fixed Income VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2017. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $ 32,277,157

Bond Sector Allocation[1] As of June 30, 2017

Bond Quality Allocation[2] As of June 30, 2017

1

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Top Ten Holdings[1] As of June 30, 2017 (unaudited)

Holding	Coupon Rate	Maturity Date	% of Total Net Assets
U.S. Treasury Notes	2.625%	11/15/2020	10.07%
FNMA	3.500%	7/1/2047	8.11%
U.S. Treasury Notes	0.875%	10/15/2017	7.36%
U.S. Treasury Notes	1.750%	6/30/2022	6.74%
FNMA	4.000%	7/1/2047	4.89%
U.S. Treasury Notes	1.250%	11/15/2018	3.60%
U.S. Treasury Bond	3.000%	2/15/2047	3.35%
FNMA	3.000%	7/1/2047	3.25%
U.S. Treasury Notes	1.750%	3/31/2022	2.61%
U.S. Treasury Notes	2.000%	12/31/2021	2.08%
Total			52.06%

1	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.
2	The Bond Quality Allocation chart displays the percentage of fund assets allocated to each rating. Rating agencies’ independent ratings of individual securities are aggregated by Barclays, and market weights are reported using Standard & Poor’s letter rating conventions. Rating methodology uses the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services, and Fitch Ratings. When a rating from only two of the rating agencies is available, the lower rating is used. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of credit quality. Rating agencies may fail to make timely changes in credit ratings, and an issuer’s current financial condition may be better or worse than a rating indicates. In formulating investment decisions for the Fund, Lord, Abbett & Co. LLC develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

2

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including, as applicable, investment advisory fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17-6/30/17	Expense Ratio During Period 1/1/17-6/30/17
Based on Actual Return	$1,000.00	$1,022.60	$4.06	0.81%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.78	$4.06	0.81%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2017 (unaudited)	Principal Amount	Value
Agency Mortgage–Backed Securities – 24.1%
FHLMC 0.75% due 4/9/2018	$542,000	$539,967
FNMA 3.00% due 7/1/2047(1)	1,050,000	1,048,584
3.50% due 7/1/2047(1)	2,550,000	2,619,029
4.00% due 7/1/2047(1)	1,500,000	1,576,816
4.50% due 7/1/2047(1)	200,000	214,539
6.25% due 5/15/2029	477,000	647,271
6.625% due 11/15/2030	388,000	554,709
7.25% due 5/15/2030	179,000	265,331
FREMF Mortgage Trust 2015-K721 B 3.681% due 11/25/2047(2)(3)	90,000	90,493
GNMA 2017-41 AS 2.60% due 6/16/2058	85,731	85,084
2017-69 AS 2.75% due 2/16/2058	45,947	45,711
2017-71 AS 2.70% due 4/16/2057	29,966	29,722
2017-89 AB 2.60% due 7/16/2058	29,000	28,875
2017-90 AS 2.70% due 7/16/2057	44,000	43,621

Total Agency Mortgage–Backed Securities (Cost $7,805,878)		7,789,752
Asset-Backed Securities – 20.3%
Ally Auto Receivables Trust 2014-A A 0.63% due 4/15/2019(2)	44,817	44,720
Ally Master Owner Trust 2012-4 A 1.72% due 7/15/2019	165,000	165,000
2014-5 A2 1.60% due 10/15/2019	22,000	22,004
2015-3 A 1.63% due 5/15/2020	65,000	65,009
2017-1 A 1.559% due 2/15/2021(3)	100,000	100,016
American Express Credit Account Master Trust 2014-3 A 1.49% due 4/15/2020	100,000	100,034
AmeriCredit Automobile Receivables Trust 2013-5 D 2.86% due 12/9/2019	44,000	44,381
2014-1 B 1.68% due 7/8/2019	38,805	38,819
2014-1 C 2.15% due 3/9/2020	40,000	40,116
2016-4 A2A 1.34% due 4/8/2020	16,364	16,346
2017-1 A2A 1.51% due 5/18/2020	24,000	23,982
2017-2 A2A 1.65% due 9/18/2020	132,000	131,957

June 30, 2017 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)
Ares XXXIII CLO Ltd. 2015-1A A1R 2.568% due 12/5/2025(2)(3)	$250,000	$250,779
Ascentium Equipment Receivables Trust 2016-2A A2 1.46% due 4/10/2019(2)	12,641	12,621
2016-2A A3 1.65% due 5/10/2022(2)	14,000	13,980
2016-2A B 2.50% due 9/12/2022(2)	9,000	8,987
2017-1A A2 1.87% due 7/10/2019(2)	41,000	41,000
2017-1A A3 2.29% due 6/10/2021(2)	12,000	12,008
Avis Budget Rental Car Funding AESOP LLC 2013-2A A 2.97% due 2/20/2020(2)	100,000	101,019
2014-1A A 2.46% due 7/20/2020(2)	100,000	100,265
BA Credit Card Trust 2015-A1 A 1.489% due 6/15/2020(3)	247,000	247,394
BlueMountain CLO Ltd. 2014-4A A1R 2.55% due 11/30/2026(2)(3)	250,000	250,077
California Republic Auto Receivables Trust 2015-1 A3 1.33% due 4/15/2019	13,489	13,487
2015-2 B 2.53% due 6/15/2021	87,000	87,446
2015-3 A4 2.13% due 5/17/2021	34,000	34,114
2015-4 A4 2.58% due 6/15/2021(2)	97,000	98,032
2016-1 A2 1.50% due 12/17/2018	20,917	20,916
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1R 2.358% due 10/15/2026(2)(3)	250,000	250,518
CarMax Auto Owner Trust 2015-2 A4 1.80% due 3/15/2021	40,000	40,025
2016-4 A2 1.21% due 11/15/2019	15,420	15,396
Chase Issuance Trust 2015-A2 A2 1.59% due 2/18/2020	171,000	171,153
Chrysler Capital Auto Receivables Trust 2014-BA D 3.44% due 8/16/2021(2)	17,000	17,147
2016-AA C 3.25% due 6/15/2022(2)	6,000	5,997

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2017 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)
Citibank Credit Card Issuance Trust 2007-A8 A8 5.65% due 9/20/2019	$100,000	$100,883
CNH Equipment Trust 2015-A A4 1.85% due 4/15/2021	65,000	65,152
2016-A A2B 1.679% due 7/15/2019(3)	15,668	15,688
2016-A A4 1.79% due 9/15/2021	115,000	114,632
2016-B A4 1.97% due 11/15/2021	78,000	78,322
Dell Equipment Finance Trust 2017-1 A1 1.35% due 5/22/2018(2)	116,884	116,911
Discover Card Execution Note Trust 2013-A1 A1 1.459% due 8/17/2020(3)	210,000	210,249
2014-A5 A 1.39% due 4/15/2020	200,000	200,015
2016-A2 A2 1.699% due 9/15/2021(3)	156,000	157,037
Drive Auto Receivables Trust 2015-BA C 2.76% due 7/15/2021(2)	90,511	91,016
2016-BA A3 1.67% due 7/15/2019(2)	16,288	16,289
2016-CA B 2.37% due 11/16/2020(2)	14,000	13,955
2016-CA C 3.02% due 11/15/2021(2)	37,000	37,132
2016-CA D 4.18% due 3/15/2024(2)	9,000	9,166
2017-AA B 2.51% due 1/15/2021(2)	32,000	32,114
2017-AA D 4.16% due 5/15/2024(2)	26,000	26,351
First Investors Auto Owner Trust 2016-2A A1 1.53% due 11/16/2020(2)	16,340	16,305
2017-1A A1 1.69% due 4/15/2021(2)	41,513	41,476
Ford Credit Auto Owner Trust 2014-C A3 1.06% due 5/15/2019	47,085	47,034
2016-C A2A 1.04% due 9/15/2019	31,514	31,461
Ford Credit Floorplan Master Owner Trust A 2012-5 A 1.49% due 9/15/2019	200,000	199,998
2014-4 A1 1.40% due 8/15/2019	48,000	48,000
2015-1 A1 1.42% due 1/15/2020	25,000	24,990
2016-1 A1 1.76% due 2/15/2021	99,000	98,980

June 30, 2017 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)
Foursight Capital Automobile Receivables Trust 2016-1 A2 2.87% due 10/15/2021(2)	$75,185	$75,563
Honda Auto Receivables Owner Trust 2014-4 A3 0.99% due 9/17/2018	11,011	11,002
2015-1 A3 1.05% due 10/15/2018	47,410	47,367
2016-4 A2 1.04% due 4/18/2019	31,235	31,181
LCM XXII Ltd. 22A A1 2.636% due 10/20/2028(2)(3)	250,000	253,149
Mercedes-Benz Auto Receivables Trust 2015-1 A3 1.34% due 12/16/2019	119,192	119,075
2016-1 A2A 1.11% due 3/15/2019	44,602	44,558
NextGear Floorplan Master Owner Trust 2015-1A A 1.80% due 7/15/2019(2)	295,000	295,023
OSCAR U.S. Funding Trust V 2016-2A A2A 2.31% due 11/15/2019(2)	42,320	42,308
Santander Drive Auto Receivables Trust 2014-2 C 2.33% due 11/15/2019	60,561	60,746
2015-4 C 2.97% due 3/15/2021	29,000	29,356
2016-3 A2 1.34% due 11/15/2019	117,470	117,437
2016-3 B 1.89% due 6/15/2021	12,000	11,981
2017-2 A2 1.60% due 3/16/2020	135,000	134,938
2017-2 D 3.49% due 7/17/2023	54,000	54,015
SunTrust Auto Receivables Trust 2015-1A A3 1.42% due 9/16/2019(2)	54,718	54,713
Synchrony Credit Card Master Note Trust 2014-1 A 1.61% due 11/15/2020	100,000	100,057
TCF Auto Receivables Owner Trust 2014-1A A4 1.56% due 1/15/2020(2)	52,980	52,955
2016-1A A2 1.39% due 11/15/2019(2)	27,869	27,836
2016-1A B 2.32% due 6/15/2022(2)	69,000	68,131
2016-PT1A B 2.92% due 10/17/2022(2)	23,000	23,017

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2017 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)
Volkswagen Auto Loan Enhanced Trust 2014-1 A4 1.45% due 9/21/2020	$60,000	$59,964
Wells Fargo Dealer Floorplan Master Note Trust 2014-1 A 1.592% due 7/20/2019(3)	337,000	337,038
Westlake Automobile Receivables Trust 2016-3A B 2.07% due 12/15/2021(2)	10,000	9,964
World Financial Network Credit Card Master Trust 2015-A A 1.639% due 2/15/2022(3)	125,000	125,317

Total Asset-Backed Securities (Cost $6,562,986)		6,564,592
Corporate Bonds & Notes – 26.4%
Aerospace & Defense – 0.1%
Embraer S.A. 5.15% due 6/15/2022	15,000	15,807

		15,807
Agriculture – 0.1%
Reynolds American, Inc. 5.70% due 8/15/2035	15,000	17,775

		17,775
Airlines – 0.0%
Air Canada 7.75% due 4/15/2021(2)	10,000	11,450

		11,450
Auto Manufacturers – 0.7%
Ford Motor Co. 7.45% due 7/16/2031	65,000	82,182
General Motors Co. 6.60% due 4/1/2036	114,000	132,083

		214,265
Beverages – 0.6%
Anheuser-Busch InBev Finance, Inc. 4.70% due 2/1/2036	135,000	148,587
PepsiCo, Inc. 5.50% due 1/15/2040	25,000	31,167

		179,754
Biotechnology – 0.0%
Amgen, Inc. 4.95% due 10/1/2041	2,000	2,168

		2,168
Building Materials – 0.2%
Standard Industries, Inc. 6.00% due 10/15/2025(2)	75,000	80,250

		80,250

June 30, 2017 (unaudited)	Principal Amount	Value
Chemicals – 0.5%
Blue Cube Spinco, Inc. 10.00% due 10/15/2025	$50,000	$61,625
GCP Applied Technologies, Inc. 9.50% due 2/1/2023(2)	10,000	11,375
Rain CII Carbon LLC / CII Carbon Corp. 7.25% due 4/1/2025(2)	6,000	6,195
The Chemours Co. 7.00% due 5/15/2025	23,000	25,070
Tronox Finance LLC 7.50% due 3/15/2022(2)	42,000	43,260
Valvoline, Inc. 5.50% due 7/15/2024(2)	25,000	26,437

		173,962
Coal – 0.1%
Peabody Energy Corp. 6.00% due 3/31/2022(2)	10,000	9,925
6.375% due 3/31/2025(2)	7,000	6,895

		16,820
Commercial Banks – 5.8%
Bank of America Corp. 3.824% due 1/20/2028(3)	58,000	59,007
3.95% due 4/21/2025	25,000	25,331
4.00% due 1/22/2025	77,000	78,341
Citigroup, Inc. 3.887% due 1/10/2028(3)	104,000	105,691
5.50% due 9/13/2025	80,000	88,962
HBOS PLC 6.00% due 11/1/2033(2)	35,000	40,627
JPMorgan Chase & Co. 2.383% due 10/24/2023(3)	53,000	53,796
3.782% due 2/1/2028(3)	120,000	122,714
3.90% due 7/15/2025	75,000	78,215
Morgan Stanley 2.373% due 5/8/2024(3)	70,000	70,361
3.875% due 1/27/2026	60,000	61,769
4.00% due 7/23/2025	65,000	67,843
Popular, Inc. 7.00% due 7/1/2019	25,000	26,250
Santander U.K. PLC 7.95% due 10/26/2029	87,000	109,123
The Goldman Sachs Group, Inc. 6.25% due 2/1/2041	120,000	156,755
6.75% due 10/1/2037	25,000	32,451
The Toronto-Dominion Bank 3.625% due 9/15/2031(3)	116,000	115,093
UBS Group Funding Switzerland AG 4.125% due 4/15/2026(2)	200,000	208,578
Wachovia Corp. 7.574% due 8/1/2026(3)	164,000	210,106
Wells Fargo & Co. 3.00% due 10/23/2026	108,000	105,166
Westpac Banking Corp. 4.322% due 11/23/2031(3)	56,000	57,396

		1,873,575

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2017 (unaudited)	Principal Amount	Value
Commercial Services – 0.1%
Rent-A-Center, Inc. 4.75% due 5/1/2021	$35,000	$31,675

		31,675
Computers – 0.3%
Dell International LLC / EMC Corp. 6.02% due 6/15/2026(2)	75,000	82,613
8.10% due 7/15/2036(2)	15,000	18,854

		101,467
Diversified Financial Services – 1.7%
Affiliated Managers Group, Inc. 4.25% due 2/15/2024	25,000	26,168
CIT Group, Inc. 3.875% due 2/19/2019	75,000	76,875
Discover Financial Services 4.10% due 2/9/2027	88,000	88,152
International Lease Finance Corp. 5.875% due 4/1/2019	90,000	95,587
Nationstar Mortgage LLC / Nationstar Capital Corp. 6.50% due 7/1/2021	20,000	20,450
7.875% due 10/1/2020	11,000	11,302
Navient Corp. 6.625% due 7/26/2021	78,000	83,947
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 4.50% due 3/15/2027(2)	22,000	23,028
4.875% due 4/15/2045(2)(4)	12,000	11,648
OM Asset Management PLC 4.80% due 7/27/2026	50,000	50,354
Scottrade Financial Services, Inc. 6.125% due 7/11/2021(2)	40,000	45,422

		532,933
Electric – 1.3%
Appalachian Power Co. 7.00% due 4/1/2038	45,000	62,312
Berkshire Hathaway Energy Co. 6.50% due 9/15/2037	37,000	49,682
Dominion Energy, Inc. 7.00% due 6/15/2038	55,000	73,285
Exelon Generation Co. LLC 5.60% due 6/15/2042	70,000	70,293
FirstEnergy Corp. 4.85% due 7/15/2047	12,000	12,174
Georgia Power Co. 4.75% due 9/1/2040	80,000	86,451
ITC Holdings Corp. 3.25% due 6/30/2026	35,000	34,429
Massachusetts Electric Co. 4.004% due 8/15/2046(2)	25,000	25,229

		413,855
Entertainment – 0.4%
AMC Entertainment Holdings, Inc. 5.75% due 6/15/2025	31,000	32,240

June 30, 2017 (unaudited)	Principal Amount	Value
Entertainment (continued)
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Operations LLC 5.375% due 4/15/2027(2)	$28,000	$29,540
Eldorado Resorts, Inc. 7.00% due 8/1/2023	15,000	16,219
Jacobs Entertainment, Inc. 7.875% due 2/1/2024(2)	30,000	32,550
Mohegan Gaming & Entertainment 7.875% due 10/15/2024(2)	31,000	32,240

		142,789
Food – 0.0%
Arcor SAIC 6.00% due 7/6/2023(2)	13,000	13,813

		13,813
Healthcare-Services – 0.9%
Acadia Healthcare Co., Inc. 5.625% due 2/15/2023	50,000	51,719
Ascension Health 3.945% due 11/15/2046	18,000	18,231
CHS/Community Health Systems, Inc. 6.25% due 3/31/2023	30,000	30,970
HCA, Inc. 5.50% due 6/15/2047	26,000	26,910
7.50% due 11/6/2033	10,000	11,312
Kaiser Foundation Hospitals 4.15% due 5/1/2047	24,000	24,868
MPH Acquisition Holdings LLC 7.125% due 6/1/2024(2)	20,000	21,325
NYU Hospitals Center 4.368% due 7/1/2047	6,000	6,269
Tenet Healthcare Corp. 8.125% due 4/1/2022	14,000	14,857
The New York and Presbyterian Hospital 4.063% due 8/1/2056	35,000	34,942
WellCare Health Plans, Inc. 5.25% due 4/1/2025	56,000	58,660

		300,063
Home Builders – 0.1%
AV Homes, Inc. 6.625% due 5/15/2022(2)	6,000	6,188
Century Communities, Inc. 5.875% due 7/15/2025(2)	24,000	23,880
PulteGroup, Inc. 7.875% due 6/15/2032	8,000	9,320

		39,388
Household Products & Wares – 0.5%
Central Garden & Pet Co. 6.125% due 11/15/2023	50,000	53,250
Kimberly-Clark de Mexico S.A.B. de C.V. 3.80% due 4/8/2024(2)	100,000	100,872

		154,122

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2017 (unaudited)	Principal Amount	Value
Housewares – 0.1%
The Scotts Miracle-Gro Co. 6.00% due 10/15/2023	$17,000	$18,250

		18,250
Insurance – 0.6%
American International Group, Inc. 4.70% due 7/10/2035(4)	26,000	27,636
Lincoln National Corp. 6.30% due 10/9/2037	5,000	6,141
Teachers Insurance & Annuity Association of America 4.90% due 9/15/2044(2)	83,000	92,901
Unum Group 5.75% due 8/15/2042	15,000	17,789
Willis North America, Inc. 7.00% due 9/29/2019	50,000	54,966

		199,433
Internet – 0.5%
Amazon.com, Inc. 4.80% due 12/5/2034	99,000	113,969
Netflix, Inc. 4.375% due 11/15/2026(2)	38,000	37,905

		151,874
Iron/Steel – 0.1%
Cliffs Natural Resources, Inc. 5.75% due 3/1/2025(2)	7,000	6,598
Vale Overseas Ltd. 6.875% due 11/10/2039	11,000	11,797

		18,395
Leisure Time – 0.4%
Carnival PLC 7.875% due 6/1/2027	40,000	51,986
Royal Caribbean Cruises Ltd. 7.50% due 10/15/2027	55,000	71,912

		123,898
Lodging – 0.2%
Marriott International, Inc. 4.50% due 10/1/2034	65,000	67,915

		67,915
Machinery-Construction & Mining – 0.1%
BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25% due 3/15/2024(2)	33,000	34,320

		34,320
Machinery-Diversified – 0.0%
SPX FLOW, Inc. 5.625% due 8/15/2024(2)	12,000	12,360

		12,360
Media – 1.5%
21st Century Fox America, Inc. 6.90% due 8/15/2039	60,000	79,205
Block Communications, Inc. 6.875% due 2/15/2025(2)	59,000	63,278

June 30, 2017 (unaudited)	Principal Amount	Value
Media (continued)
CCO Holdings LLC / CCO Holdings Capital Corp. 5.75% due 2/15/2026(2)	$20,000	$21,400
Comcast Corp. 6.95% due 8/15/2037	60,000	84,645
Cox Communications, Inc. 8.375% due 3/1/2039(2)	55,000	72,895
DISH DBS Corp. 7.75% due 7/1/2026	34,000	40,290
Grupo Televisa S.A.B. 6.625% due 1/15/2040	16,000	18,487
Time Warner Cable LLC 7.30% due 7/1/2038	51,000	65,186
Time Warner Entertainment Co. LP 8.375% due 7/15/2033	18,000	24,712
Univision Communications, Inc. 5.125% due 2/15/2025(2)	25,000	24,781

		494,879
Metal Fabricate & Hardware – 0.0%
Grinding Media, Inc. / MC Grinding Media Canada, Inc. 7.375% due 12/15/2023(2)	9,000	9,788

		9,788
Mining – 0.9%
Aleris International, Inc. 9.50% due 4/1/2021(2)	24,000	24,679
Barrick North America Finance LLC 7.50% due 9/15/2038	26,000	34,105
Freeport-McMoRan, Inc. 3.875% due 3/15/2023	34,000	31,620
Glencore Finance Canada Ltd. 6.00% due 11/15/2041(2)	50,000	55,204
Hudbay Minerals, Inc. 7.25% due 1/15/2023(2)	3,000	3,094
7.625% due 1/15/2025(2)	5,000	5,238
New Gold, Inc. 6.25% due 11/15/2022(2)	51,000	52,402
Teck Resources Ltd. 4.75% due 1/15/2022	75,000	77,625

		283,967
Miscellaneous Manufacturing – 0.5%
Gates Global LLC / Gates Global Co. 6.00% due 7/15/2022(2)	25,000	25,062
General Electric Co. 6.75% due 3/15/2032	75,000	102,800
Koppers, Inc. 6.00% due 2/15/2025(2)	13,000	13,813
Trinity Industries, Inc. 4.55% due 10/1/2024	13,000	13,123

		154,798
Oil & Gas – 1.4%
Carrizo Oil & Gas, Inc. 6.25% due 4/15/2023	10,000	9,625

8	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2017 (unaudited)	Principal Amount	Value
Oil & Gas (continued)
Eni S.p.A. 5.70% due 10/1/2040(2)	$100,000	$104,742
EP Energy LLC / Everest Acquisition Finance, Inc. 8.00% due 11/29/2024(2)	60,000	59,850
Kerr-McGee Corp. 7.875% due 9/15/2031	40,000	51,428
Petrobras Global Finance B.V. 4.375% due 5/20/2023	18,000	16,974
7.25% due 3/17/2044	26,000	25,564
Petroleos Mexicanos 4.50% due 1/23/2026	19,000	18,469
Precision Drilling Corp. 7.75% due 12/15/2023(2)	8,000	7,960
Shell International Finance B.V. 6.375% due 12/15/2038	80,000	106,447
Valero Energy Corp. 10.50% due 3/15/2039	25,000	40,474
YPF S.A. 8.50% due 7/28/2025(2)	14,000	15,771

		457,304
Oil & Gas Services – 0.6%
FTS International, Inc. 8.746% due 6/15/2020(2)(3)	25,000	25,062
Halliburton Co. 6.70% due 9/15/2038	45,000	57,633
7.45% due 9/15/2039	17,000	23,109
Schlumberger Investment S.A. 3.65% due 12/1/2023	35,000	36,790
Transocean Proteus Ltd. 6.25% due 12/1/2024(2)	25,650	26,163
Trinidad Drilling Ltd. 6.625% due 2/15/2025(2)	14,000	13,300

		182,057
Pharmaceuticals – 0.2%
Capsugel S.A. 7.00% due 5/15/2019(2)(5)	57,000	57,000

		57,000
Pipelines – 0.7%
Energy Transfer LP 6.625% due 10/15/2036	75,000	83,875
Kinder Morgan, Inc. 7.75% due 1/15/2032	90,000	113,164
TransCanada PipeLines Ltd. 7.625% due 1/15/2039	25,000	36,512

		233,551
Real Estate – 0.0%
CBRE Services, Inc. 4.875% due 3/1/2026	10,000	10,646

		10,646
Real Estate Investment Trusts – 2.4%
AvalonBay Communities, Inc. 3.45% due 6/1/2025	100,000	101,674

June 30, 2017 (unaudited)	Principal Amount	Value
Real Estate Investment Trusts (continued)
Boston Properties LP 3.85% due 2/1/2023	$110,000	$115,728
EPR Properties 4.75% due 12/15/2026	70,000	71,929
5.25% due 7/15/2023	50,000	53,448
Equinix, Inc. 5.875% due 1/15/2026	50,000	54,515
ERP Operating LP 3.375% due 6/1/2025	85,000	85,527
Kilroy Realty LP 6.625% due 6/1/2020	10,000	11,094
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 5.625% due 5/1/2024	15,000	16,350
Physicians Realty LP 4.30% due 3/15/2027	37,000	37,497
VEREIT Operating Partnership LP 3.00% due 2/6/2019	110,000	111,011
Vornado Realty LP 5.00% due 1/15/2022	100,000	108,474

		767,247
Retail – 0.4%
FirstCash, Inc. 5.375% due 6/1/2024(2)	17,000	17,744
L Brands, Inc. 6.875% due 11/1/2035	47,000	45,355
New Albertsons, Inc. 7.45% due 8/1/2029	27,000	26,190
PetSmart, Inc. 5.875% due 6/1/2025(2)	28,000	26,985
7.125% due 3/15/2023(2)	30,000	26,700

		142,974
Semiconductors – 0.1%
Xilinx, Inc. 2.95% due 6/1/2024	23,000	23,062

		23,062
Software – 0.7%
Microsoft Corp. 4.20% due 11/3/2035	109,000	119,100
Oracle Corp. 6.125% due 7/8/2039	77,000	100,773

		219,873
Telecommunications – 1.2%
AT&T, Inc. 5.25% due 3/1/2037	7,000	7,458
6.00% due 8/15/2040	120,000	135,499
6.50% due 9/1/2037	33,000	39,561
CommScope Technologies LLC 5.00% due 3/15/2027(2)	17,000	16,957
Sprint Corp. 7.125% due 6/15/2024	50,000	55,625
T-Mobile U.S.A., Inc. 6.50% due 1/15/2026	50,000	55,187

The accompanying notes are an integral part of these financial statements.	9

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2017 (unaudited)	Principal Amount	Value
Telecommunications (continued)
Verizon Communications, Inc. 4.272% due 1/15/2036	$95,000	$91,690

		401,977
Transportation – 0.1%
Florida East Coast Holdings Corp. 6.75% due 5/1/2019(2)	25,000	25,635
XPO Logistics, Inc. 6.125% due 9/1/2023(2)	13,000	13,536

		39,171
Water – 0.3%
Aquarion Co. 4.00% due 8/15/2024(2)	80,000	83,339

		83,339
Total Corporate Bonds & Notes (Cost $8,457,022)		8,504,009
Municipals – 1.0%
District of Columbia Build America Bonds 5.591% due 12/1/2034	55,000	68,350
Pasadena Public Financing Authority Build America Bonds 7.148% due 3/1/2043	35,000	49,499
State of California Build America Bonds 7.35% due 11/1/2039	75,000	110,194
7.55% due 4/1/2039	40,000	61,069
State of Illinois General Obligation 5.10% due 6/1/2033	32,000	29,956
5.52% due 4/1/2038	11,000	9,870

Total Municipals (Cost $319,923)		328,938
Non-Agency Mortgage-Backed Securities – 2.5%
Citigroup Commercial Mortgage Trust 2016-GC36 D 2.85% due 2/10/2049(2)	135,000	100,009
Commercial Mortgage Pass-Through Certificates 2012-CR3 B 3.922% due 10/15/2045(2)	100,000	103,500
Commercial Mortgage Trust 2015-LC23 C 4.646% due 10/10/2048(3)	58,000	59,907
2015-PC1 B 4.441% due 7/10/2050(3)	100,000	100,671
2015-PC1 D 4.441% due 7/10/2050(3)	33,000	25,417
2016-SAVA A 1.72% due 10/15/2034(2)(3)	100,000	100,439
GS Mortgage Securities Trust 2014-GC26 D 4.51% due 11/10/2047(2)(3)	65,000	56,319
JPMBB Commercial Mortgage Securities Trust 2014-C26 D 3.925% due 1/15/2048(2)(3)	65,000	54,486
2015-C30 C 4.309% due 7/15/2048(3)	13,000	12,051

June 30, 2017 (unaudited)	Principal Amount		Value
Non-Agency Mortgage-Backed Securities (continued)
2015-C31 C 4.618% due 8/15/2048(3)		$47,000	$44,801
Morgan Stanley Capital Barclays Bank Trust 2016-MART C 2.817% due 9/13/2031(2)		100,000	98,587
2016-MART XCP 0.316% due 9/13/2031(2)(3)(6)		5,633,000	22,932
Wells Fargo Commercial Mortgage Trust 2016-C35 C 4.176% due 7/15/2048(3)		11,000	10,928

Total Non-Agency Mortgage-Backed Securities (Cost $791,171)			790,047
Foreign Government – 0.9%
Argentine Republic Government International Bond 6.875% due 1/26/2027		42,000	43,512
8.28% due 12/31/2033		32,247	35,633
Hungary Government International Bond 5.375% due 3/25/2024	USD	18,000	20,263
Mexico Government International Bond 4.00% due 10/2/2023	USD	90,000	94,131
Panama Government International Bond 6.70% due 1/26/2036	USD	28,000	36,050
Provincia de Buenos Aires Argentina 6.50% due 2/15/2023(2)	USD	15,000	15,315
Provincia de Neuquen Argentina 7.50% due 4/27/2025(2)	USD	14,000	14,350
Romanian Government International Bond 6.125% due 1/22/2044(2)	USD	8,000	10,152
Uruguay Government International Bond 4.50% due 8/14/2024	USD	18,000	19,557
7.875% due 1/15/2033(5)	USD	3,000	4,080

Total Foreign Government (Cost $300,275)			293,043
U.S. Government Securities – 41.0%
U.S. Treasury Bond 3.00% due 2/15/2047		1,047,000	1,080,045
U.S. Treasury Inflation Indexed Note (TIPS) 0.625% due 1/15/2026		184,189	185,354
U.S. Treasury Notes 0.875% due 10/15/2017		2,376,000	2,374,539
1.25% due 11/15/2018		1,163,000	1,161,546
1.375% due 6/30/2018		37,000	37,032
1.75% due 10/31/2020		511,000	513,156
1.75% due 3/31/2022		848,000	843,628

10	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2017 (unaudited)	Principal Amount	Value
U.S. Government Securities (continued)
1.75% due 6/30/2022(4)	$2,189,000	$2,174,807
1.875% due 4/30/2022	379,000	378,926
2.00% due 12/31/2021	667,000	671,820
2.125% due 8/15/2021	555,000	562,804
2.375% due 5/15/2027	11,000	11,070
2.625% due 11/15/2020	3,150,000	3,251,143

Total U.S. Government Securities (Cost $13,279,499)		13,245,870
Short–Term Investment – 0.6%
Repurchase Agreements – 0.6%
Fixed Income Clearing Corp., 0.12%, dated 6/30/2017, proceeds at maturity value of $199,002, due 7/3/2017(7)	199,000	199,000

Total Repurchase Agreements (Cost $199,000)		199,000
Total Investments(8) – 116.8% (Cost $37,715,754)		37,715,251
Liabilities in excess of other assets – (16.8)%		(5,438,094)
Total Net Assets – 100.0%		$32,277,157
(1)	TBA–To be announced.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2017, the aggregate market value of these securities amounted to $5,165,762, representing 16.0% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2017.
(4)	When-issued security.
(5)	Payment-in-kind security, for which interest payments may be made in additional principal ranging from 0% to 100% of the full stated interest rate. As of June 30, 2017, interest payments had been made in cash.
(6)	Interest only security.
(7)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.125%	8/31/2021	$210,000	$205,523

(8)	A portion of the securities in the Fund is segregated to cover to be announced securities (TBA).

Legend:

TIPS — Treasury Inflation Protected Security

The following is a summary of the inputs used as of June 30, 2017, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$7,789,752	$—	$7,789,752
Asset-Backed Securities	—	6,564,592	—	6,564,592
Corporate Bonds & Notes	—	8,504,009	—	8,504,009
Municipals	—	328,938	—	328,938
Non-Agency Mortgage-Backed Securities	—	790,047	—	790,047
Foreign Government	—	293,043	—	293,043
U.S. Government Securities	—	13,245,870	—	13,245,870
Repurchase Agreements	—	199,000	—	199,000
Total	$—	$37,715,251	$—	$37,715,251

The accompanying notes are an integral part of these financial statements.	11

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Statement of Assets and Liabilities As of June 30, 2017 (unaudited)

Assets
Investments, at value	$37,715,251
Cash	370
Receivable for investments sold	324,230
Dividends/interest receivable	196,246
Reimbursement receivable from adviser	20,039
Prepaid expenses	5,601

Total Assets	38,261,737

Liabilities
Payable for investments purchased	5,904,501
Payable for fund shares redeemed	23,853
Accrued audit fees	20,239
Investment advisory fees payable	11,981
Distribution fees payable	6,656
Accrued expenses and other liabilities	17,350

Total Liabilities	5,984,580

Total Net Assets	$32,277,157

Net Assets Consist of:
Paid-in capital	$32,170,688
Accumulated net investment income/(loss)	321,537
Accumulated net realized gain/(loss) from investments	(214,565)
Net unrealized appreciation/(depreciation) on investments	(503)

Total Net Assets	$32,277,157

Investments, at Cost	$37,715,754

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	3,243,441
Net Asset Value Per Share	$9.95

Statement of Operations For the Six Months Ended June 30, 2017 (unaudited)

Investment Income
Interest	$357,032

Total Investment Income	357,032

Expenses
Investment advisory fees	66,786
Trustees’ fees	57,252
Distribution fees	37,103
Professional fees	26,699
Custodian and accounting fees	24,135
Insurance expense	15,394
Shareholder reports	8,912
Transfer agent fees	5,258
Administrative fees	1,484
Other expenses	3,571

Total Expenses	246,594

Less: Fees waived	(126,379)

Total Expenses, Net	120,215

Net Investment Income/(Loss)	236,817

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments
Net realized gain/(loss) from investments	63,959
Net change in unrealized appreciation/(depreciation) on investments	380,767

Net Gain on Investments	444,726

Net Increase in Net Assets Resulting From Operations	$681,543

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/17	For the Period Ended 12/31/16[1]

Operations
Net investment income/(loss)	$236,817	$84,720
Net realized gain/(loss) from investments	63,959	(278,524)
Net change in unrealized appreciation/(depreciation) on investments	380,767	(381,270)

Net Increase/(Decrease) in Net Assets Resulting from Operations	681,543	(575,074)

Capital Share Transactions
Proceeds from sales of shares	6,814,367	25,462,657
Cost of shares redeemed	(106,336)	—

Net Increase in Net Assets Resulting from Capital Share Transactions	6,708,031	25,462,657

Net Increase in Net Assets	7,389,574	24,887,583

Net Assets
Beginning of period	24,887,583	—

End of period	$32,277,157	$24,887,583

Accumulated Net Investment Income Included in Net Assets	$321,537	$84,720

Other Information:
Shares
Sold	696,489	2,557,674
Redeemed	(10,722)	—

Net Increase	685,767	2,557,674

[1]	Commenced operations on September 1, 2016.

The accompanying notes are an integral part of these financial statements.	13

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited

	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income[2]	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return[3,4]
Six Months Ended 6/30/17	$9.73	$0.08	$0.14	$0.22	$9.95	2.26%
Period Ended 12/31/16[1]	10.00	0.04	(0.31)	(0.27)	9.73	(2.70)%

14	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[3,5]	Gross Ratio of Expenses to Average Net Assets[3]	Net Ratio of Net Investment Income to Average Net Assets[3,5]	Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets[3]	Portfolio Turnover Rate[3]
$32,277	0.81%	1.66%	1.60%	0.75%	103%
24,888	0.81%	2.54%	1.18%	(0.55)%	107%

[1]	Commenced operations on September 1, 2016.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.
[4]	Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.
[5]	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

The accompanying notes are an integral part of these financial statements.	15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2017 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers eleven funds. Guardian Core Plus Fixed Income VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for the other remaining series of the Trust are presented in separate reports.

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks income and capital appreciation to produce a high total return.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable or for which a Service or independent broker-dealer does not provide a valuation are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5b). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

16

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs including but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended June 30, 2017, there were no transfers among any levels.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2017 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2017, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the period ended June 30, 2017, the Fund did not hold any derivatives.

17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. There were no futures contracts held as of June 30, 2017.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the swap contracts and may realize a loss.

The Fund enters into credit default swaps primarily for asset allocation and risk exposure management. There were no credit default swaps held as of June 30, 2017.

e. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of June 30, 2017.

18

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than class-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

h. Distributions to Shareholders During the period ended June 30, 2017, the Fund elected to be treated as a disregarded entity (“DRE”) for U.S. federal income tax purposes. The Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund in accordance with the current dividend and distribution policy (see Note 4).

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.45% of the first $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2018 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.81% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to the Park Avenue’s recoupment rights. For the period ended June 30, 2017, Park Avenue waived fees and/or paid Fund expenses in the amount of $126,379.

Park Avenue is entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. The amount available for potential future recapture by Park Avenue from the Fund under the Expense Limitation Agreement for the period ended June 30, 2017 is $271,600.

Park Avenue has entered into a Sub-Advisory Agreement with Lord, Abbett & Co. LLC (“Lord Abbett”). Lord Abbett is responsible for providing day-to-day investment advisory services to the Fund, subject to the oversight of the Board of Trustees and Park Avenue. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund for acting as such. Trustees of the Trust who are not interested persons of the Trust receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the period ended June 30, 2017, the Fund paid distribution fees in the amount of $37,103 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders During the period ended June 30, 2017, the Fund elected to be treated

19

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

as a DRE for U.S. federal income tax purposes. As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (TBA) securities) for the period ended June 30, 2017, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$9,181,601	$27,614,200
Sales	3,398,237	23,760,732

b. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

c. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

d. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2017, the Fund did not hold any restricted or illiquid securities.

e. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

f. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued

20

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

g. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

6. Risk and Concentrations

Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

As of June 30, 2017, GIAC owns shares representing 100% of the Fund’s net assets.

7. Temporary Borrowings

Effective December 13, 2016, the Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.35% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 12, 2017. The Fund did not utilize the credit facility during the period ended June 30, 2017.

8. Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Fund’s financial statements and determined that no material events have occurred that require disclosure.

9. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

21

SUPPLEMENTAL INFORMATION (UNAUDITED)

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or 1-800-221-3253.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or 1-800-221-3253; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

22

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10004-4025

PUB8167

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed registrants.

Not applicable to the registrant.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	None.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics – not applicable to this semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guardian Variable Products Trust

By (Signature and Title)*	/s/ Douglas Dubitsky
Douglas Dubitsky, President (Principal Executive Officer)

Date: September 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Douglas Dubitsky
Douglas Dubitsky, President (Principal Executive Officer)

Date: September 5, 2017

By (Signature and Title)*	/s/ John H Walter
John H Walter, Treasurer
(Principal Financial and Accounting Officer)

Date: September 5, 2017